                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9819

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

                                  P.O. Box 5049
                           Boston, Massachusetts 02206
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                     Copy to:
 Karen Jacoppo-Wood, Vice President and             Timothy W. Diggins, Esq.
            Managing Counsel                              Ropes & Gray
  State Street Bank and Trust Company                One International Place
    2 Avenue de Lafayette, 6th Floor            Boston, Massachusetts 02110-2624
      Boston, Massachusetts 02111

Registrant's telephone number, including area code: (617) 662-3966

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

ITEM 1. SHAREHOLDER REPORT.

                       STATE STREET EQUITY 500 INDEX FUND

                                  ANNUAL REPORT

                                DECEMBER 31, 2006

STATE STREET EQUITY 500 INDEX FUND
ADMINISTRATIVE SHARES

GROWTH OF A $10,000 INVESTMENT (A)

                               (PERFORMANCE GRAPH)

                           INVESTMENT PERFORMANCE (A)
                   For the Fiscal Year Ended December 31, 2006

                                                                                    Total Return
                                        Total Return        Total Return      Average Annualized Since
                                       One Year Ended     Five Year Ended    Commencement of Operations
                                     December 31, 2006   December 31, 2006        (April 18, 2001)
                                     -----------------   -----------------   --------------------------
State Street Equity 500
   Index Fund Administrative Shares        15.52%              5.93%                    4.63%

S&P 500 (R) Index (b)                      15.79%              6.19%                    4.90%

(a) Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b) The Standard & Poor's 500 Composite Stock Price Index ("S&P 500 (R) Index") is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general.

STATE STREET EQUITY 500 INDEX FUND

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Fund (the "Fund"), you incur ongoing costs, which include costs for administrative services and distribution (12b-1) fees, among others, in addition to the Fund's proportionate share of expenses of the State Street Equity 500 Index Portfolio. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2006 to December 31, 2006.

The table below illustrates your Fund's costs in two ways:

     BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of each class of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the indicated Class. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Class under the heading "Expenses Paid During Period".

     BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Class's costs with those of other mutual funds. It assumes that the Class had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Class's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Class's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2006

                          BEGINNING           ENDING        EXPENSES PAID
                        ACCOUNT VALUE     ACCOUNT VALUE         DURING
                         JULY 1, 2006   DECEMBER 31, 2006      PERIOD *
                        -------------   -----------------   -------------
BASED ON ACTUAL CLASS
   RETURN
Administrative Shares     $1,000.00         $1,126.00           $1.31
Service Shares            $1,000.00         $1,125.50           $1.85
Class R Shares            $1,000.00         $1,123.40           $3.72
BASED ON HYPOTHETICAL
   (5% RETURN BEFORE
   EXPENSES)

Administrative Shares     $1,000.00         $1,023.97           $1.25
Service Shares            $1,000.00         $1,023.47           $1.76
Class R Shares            $1,000.00         $1,021.70           $3.54

* The calculations are based on expenses incurred in the most recent fiscal period of each Class. The Administrative Shares, Service Shares and Class R Shares annualized average weighted expense ratios as of December 31, 2006 were 0.245%, 0.345% and 0.695%, respectively, which include each Class's proportionate share of the expenses of the State Street Equity 500 Index Portfolio. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

ASSETS
   Investment in State Street Equity 500 Index Portfolio, at value
      (identified cost $189,030,468) (Note 1)                        $269,148,527
   Receivable for Fund shares sold                                        536,638
                                                                     ------------
                                                                      269,685,165

LIABILITIES
   Payable for Fund shares repurchased                                    130,654
   Distribution fees payable (Note 3)                                      40,962
   Administration fees payable (Note 3)                                    10,398
                                                                     ------------
                                                                          182,014
                                                                     ------------
NET ASSETS                                                           $269,503,151
                                                                     ============

NET ASSETS CONSIST OF:
   Paid-in capital                                                   $228,565,243
   Undistributed net investment income                                     24,296
   Accumulated net realized loss                                      (39,204,447)
   Net unrealized appreciation on investments                          80,118,059
                                                                     ------------
NET ASSETS                                                           $269,503,151
                                                                     ============

ADMINISTRATIVE SHARES:
NET ASSETS                                                           $206,606,797
Shares of beneficial interest outstanding                              17,459,846
Offering, net asset value, and redemption price per sha              $      11.83
                                                                     ============

SERVICE SHARES:

NET ASSETS                                                           $ 59,792,138
Shares of beneficial interest outstanding                               5,057,507
Offering, net asset value, and redemption price per sha              $      11.82
                                                                     ============

CLASS R SHARES:
NET ASSETS                                                           $  3,104,216
Shares of beneficial interest outstanding                                 262,518
Offering, net asset value, and redemption price per share            $      11.82
                                                                     ============

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF OPERATIONS
FOR THEYEAR ENDED DECEMBER 31, 2006

INCOME
   Dividend income allocated from Portfolio (Note 2)                 $ 4,553,933
   Interest income allocated from Portfolio (Note 2)                     266,407
   Expenses allocated from Portfolio (Note 3)                           (108,965)
                                                                     -----------
                                                                       4,711,375
                                                                     -----------

EXPENSES
   Distribution fees (Note 3)
      Administrative Shares                                              295,216
      Service Shares                                                     109,695
      Class R Shares                                                       8,045
   Administration fees (Note 3)                                          121,014
                                                                     -----------
                                                                         533,970
                                                                     -----------
NET INVESTMENT INCOME                                                  4,177,405
                                                                     -----------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain allocated from Portfolio on:
   Investments                                                           441,419
   Futures                                                               488,127
                                                                     -----------
                                                                         929,546
                                                                     -----------

Change in net unrealized appreciation (depreciation) allocated from Portfolio on:
   Investments                                                        30,043,144
   Futures                                                                69,340
                                                                     -----------
                                                                      30,112,484
                                                                     -----------
Net realized and unrealized gain                                      31,042,030
                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $35,219,435
                                                                     ===========


                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                               For the             For the
                                                              Year Ended          Year Ended
                                                          December 31, 2006   December 31, 2005
                                                          -----------------   -----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income                                    $  4,177,405        $  3,600,373
   Net realized gain (loss) on investments and futures           929,546            (475,479)
   Change in net unrealized appreciation (depreciation)       30,112,484           7,441,912
                                                            ------------        ------------
   Net increase in net assets resulting from operations       35,219,435          10,566,806

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Administrative Shares                                   (3,273,491)         (3,052,167)
      Service Shares                                            (825,229)           (545,057)
      Class R Shares                                             (35,241)               (733)
                                                            ------------        ------------
      Total Distributions                                     (4,133,961)         (3,597,957)
                                                            ------------        ------------

NET INCREASE FROM CAPITAL SHARE TRANSACTIONS

ADMINISTRATIVE SHARES
   Shares sold                                                 5,970,867           5,756,110
   Reinvestment of distributions                               3,273,491           3,052,167
   Shares redeemed                                           (23,617,403)        (19,132,510)
                                                            ------------        ------------
      Net decrease from capital share transactions           (14,373,045)        (10,324,233)
                                                            ------------        ------------

SERVICE SHARES
   Shares sold                                                20,588,281          29,647,410
   Reinvestment of distributions                                 825,229             545,057
   Shares redeemed                                            (6,309,109)         (5,514,495)
                                                            ------------        ------------
      Net increase from capital share transactions            15,104,401          24,677,972
                                                            ------------        ------------

CLASS R SHARES
   Shares sold                                                 2,990,069             111,556
   Reinvestment of distributions                                  35,241                 733
   Shares redeemed                                              (255,948)             (6,269)
                                                            ------------        ------------
      Net increase from capital share transactions             2,769,362             106,020
                                                            ------------        ------------
   Net increase in net assets                                 34,586,192          21,428,608
NET ASSETS, BEGINNING OF PERIOD                              234,916,959         213,488,351
                                                            ------------        ------------
NET ASSETS, END OF PERIOD                                   $269,503,151        $234,916,959
                                                            ============        ============
Undistributed net investment income                         $     24,296        $     12,828
                                                            ============        ============

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

                                                               For the             For the
                                                              Year Ended          Year Ended
                                                          December 31, 2006   December 31, 2005
                                                          -----------------   -----------------
CHANGES IN SHARES:
ADMINISTRATIVE SHARES
   Shares sold                                                  545,516             571,565
   Reinvestment of distributions                                275,315             297,852
   Shares redeemed                                           (2,167,653)         (1,910,934)
                                                             ----------          ----------
      Net decrease in share                                  (1,346,822)         (1,041,517)
                                                             ==========          ==========

SERVICE SHARES
   Shares sold                                                1,799,805           2,969,168
   Reinvestment of distributions                                 69,464              53,159
   Shares redeemed                                             (570,899)           (547,126)
                                                             ----------          ----------
      Net increase in share                                   1,298,370           2,475,201
                                                             ==========          ==========

CLASS R SHARES*
   Shares sold                                                  272,714              10,664
   Reinvestment of distributions                                  2,966                  70
   Shares redeemed                                              (23,284)               (612)
                                                             ----------          ----------
      Net increase in share                                     252,396              10,122
                                                             ==========          ==========

----------
*    Class R Shares commenced operations on June 7, 2005

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR AN ADMINISTRATIVE SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                             Year       Year       Year       Year       Year
                                             Ended      Ended      Ended      Ended      Ended
                                           12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
                                           --------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE (A):
NET ASSET VALUE, BEGINNING OF PERIOD       $  10.41   $  10.10   $   9.34   $   7.36   $   9.62
                                           --------   --------   --------   --------   --------

INVESTMENT OPERATIONS:
   Net investment income                       0.19*      0.17*      0.17*      0.13*      0.11
   Net realized and unrealized gain
      (loss) on investments                    1.42       0.30       0.82       1.95      (2.26)
                                           --------   --------   --------   --------   --------
      Total from investment operations         1.61       0.47       0.99       2.08      (2.15)
                                           --------   --------   --------   --------   --------

LESS DISTRIBUTIONS FROM:
   Net investment income                      (0.19)     (0.16)     (0.23)     (0.10)     (0.11)
                                           --------   --------   --------   --------   --------
   Net increase (decrease) in net assets       1.42       0.31       0.76       1.98      (2.26)
                                           --------   --------   --------   --------   --------
   NET ASSET VALUE, END OF PERIOD          $  11.83   $  10.41   $  10.10   $   9.34   $   7.36
                                           ========   ========   ========   ========   ========
TOTAL RETURN (B)                              15.52%      4.66%     10.63%     28.37%    (22.31)%
                                           ========   ========   ========   ========   ========

RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000s)        $206,607   $195,725   $200,524   $182,037   $136,615
   Ratios to average net assets:
      Operating expenses                      0.245%     0.245%     0.245%     0.245%     0.245%
      Net investment income                    1.75%      1.64%      1.78%      1.54%      1.37%
   Portfolio turnover rate                       10%         8%         9%        12%        13%

----------
(a) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

*    Net investment income per share calculated using the average shares method.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR A SERVICE SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                             Year       Year       Year        Period
                                             Ended      Ended      Ended       Ended
                                           12/31/06   12/31/05   12/31/04   12/31/03(a)
                                           --------   --------   --------   -----------
PER SHARE OPERATING PERFORMANCE (B):
NET ASSET VALUE, BEGINNING OF PERIOD       $ 10.40    $ 10.10    $  9.33    $  6.94
                                           -------    -------    -------    -------

INVESTMENT OPERATIONS:
   Net investment income                      0.18*      0.16*      0.16*      0.10*
   Net realized and unrealized gain on
      investments                             1.42       0.30       0.83       2.38
                                           -------    -------    -------    -------
      Total from investment operations        1.60       0.46       0.99       2.48
                                           -------    -------    -------    -------

LESS DISTRIBUTIONS FROM:
   Net investment income                     (0.18)     (0.16)     (0.22)     (0.09)
                                           -------    -------    -------    -------
   Net increase in net assets                 1.42       0.30       0.77       2.39
                                           -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD             $ 11.82    $ 10.40    $ 10.10    $  9.33
                                           =======    =======    =======    =======

TOTAL RETURN (C)                             15.41%      4.56%     10.51%     35.71%
                                           =======    =======    =======    =======

RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000s)        $59,792    $39,086    $12,964    $84,244
   Ratios to average net assets:
      Operating expenses                     0.345%     0.345%     0.345%     0.345%(d)
      Net investment income                   1.65%      1.56%      1.67%      1.45%(d)
   Portfolio turnover rate                      10%         8%         9%        12%

----------
(a)  Service Shares commenced operations on March 10, 2003.

(b) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(c) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)  Annualized.

*    Net investment income per share calculated using the average shares method.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR A CLASS R SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                                       Year         Period
                                                       Ended         Ended
                                                     12/31/06   12/31/2005 (a)
                                                     --------   --------------
PER SHARE OPERATING PERFORMANCE (B):
NET ASSET VALUE, BEGINNING OF PERIOD                  $10.40      $ 9.98
                                                      ------      ------
INVESTMENT OPERATIONS:
   Net investment income                                0.15*       0.08*
   Net realized and unrealized gain on investments      1.41        0.41
                                                      ------      ------
      Total from investment operations                  1.56        0.49
                                                      ------      ------

LESS DISTRIBUTIONS FROM:
   Net investment income                               (0.14)      (0.07)
                                                      ------      ------
   Net increase in net assets                           1.42        0.42
                                                      ------      ------

NET ASSET VALUE, END OF PERIOD                        $11.82      $10.40
                                                      ======      ======
TOTAL RETURN (C)                                       15.02%       4.92%
                                                      ======      ======

RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000s)                   $3,104      $  105
   Ratios to average net assets:
      Operating expenses                               0.695%      0.650%%(d)
      Net investment income                             1.33%       1.37%(d)
   Portfolio turnover rate                                10%          8%

----------
(a)  Class R Shares commenced operations on June 7, 2005.

(b) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(c) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)  Annualized.

*    Net investment income per share calculated using the average shares method.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

1. ORGANIZATION

State Street Institutional Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund and the State Street U.S. Government Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Equity 500 Index Fund (the "Fund"). The Fund is authorized to issue an unlimited number of shares, with no par value.

The Fund commenced operations on April 18, 2001. As of December 31, 2006, the Fund and the State Street Institutional Liquid Reserves Fund were the only series of the Trust that had commenced operations. The Fund offers Administrative Shares (formerly Class A Shares), Service Shares (formerly Class B Shares) and Class R Shares, respectively. Administrative Shares commenced operations on April 18, 2001, Service Shares commenced operations on March 10, 2003, and Class R Shares commenced operations on June 7, 2005.

The Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Portfolio"), a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of the Portfolio are substantially similar to those of the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (9.728% at December 31, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in preparation of its financial statements.

SECURITY VALUATION - The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Securities transactions are recorded on a trade date basis for financial statement purposes. Net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized and unrealized gains and losses from security transactions consist of the Fund's pro-rata share of the Portfolio's realized and unrealized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost. Class specific distribution fees are borne by each class. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

DIVIDENDS AND DISTRIBUTIONS - Dividends, if any, are declared and paid, at least annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

The tax character of distributions paid to shareholders during the year ended December 31, 2006 and 2005 were as follows:.

                     2006         2005
                  ----------   ----------
Ordinary income   $4,133,961   $3,597,957

At December 31, 2006 the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income     $      8,184
Capital loss carryover            $(27,229,016)
Post-October 2006 loss deferral   $    (37,762)
Unrealized appreciation           $ 68,196,502
                                  ------------
Total                             $ 40,937,908
                                  ============

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECMEBER 31, 2006

At December 31, 2006, the difference between book basis and tax basis components of net assets were primarily attributable to wash sale loss deferrals, tax basis allocation of securities and futures gain/loss, mark to market of futures contracts for tax purposes, REIT dividend income reallocations, and current year post-October losses deferred.

FEDERAL INCOME TAXES -The Fund intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so electing and qualifying, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These book tax differences are primarily due to wash sales loss deferrals, tax basis allocation of securities and futures gain/loss, mark to market of futures contracts for tax purposes, REIT dividend income reallocations, and current year post-October losses deferred.

At December 31, 2006, the Fund had capital loss carry forwards in the amount of $27,229,016, of which $18,165,550, $7,776,419, $78,263, $357,924, $216,052 and
$634,808 may be utilized to offset future net realized capital gains until expiration dates of December 31, 2009, December 31, 2010, December 31, 2011, December 31, 2012, December 31, 2013 and December 31, 2014, respectively. Post-October losses of $37,762 were deferred to the beginning of next year.

At December 31, 2006, the cost of investments computed on a federal income tax basis was $200,952,025, resulting in $68,196,502 of unrealized appreciation. The differences between book and tax cost amounts are primarily due to wash sales deferrals.

USE OF ESTIMATES: The Fund's financial statements are prepared in accordance with generally accepted accounting principles in the United States that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio pays a unitary fee of 0.045% of its average daily net assets to State Street Bank & Trust Company ("State Street") for SSgA Funds Management, Inc.'s ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street, services as the investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses). For the period ended December 31, 2006, the Fund's pro-rata share of these expenses amounted to $108,965. The Fund has also retained SSgA FM to serve as its investment adviser, but pays no advisory fee to SSgA FM as long as the Fund invests all of its assets in the Portfolio or another investment company. State Street is also the administrator for the Fund, the custodian for the Fund's assets, and serves as the transfer agent to the Fund. As compensation for its services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Fund, including ordinary legal and audit expenses), State Street receives a fee at an annual rate of 0.05% of average daily net assets of the Fund. Under this arrangement, the Fund's expenses for the period ended December 31, 2006 amounted to $121,014.

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Fund compensates financial intermediaries in connection with the distribution of Administrative, Service and Class R Shares and for services provided to the Fund's shareholders. The Fund made payments under the Rule 12b-1 Plan at an annual rate of 0.25% of average daily net assets for Service Shares of the Fund, an annual rate of 0.15% of average daily net assets for Administrative Shares of the Fund and an annual rate of 0.60% of average daily net assets for Class R Shares of the Fund. For the period ended December 31, 2006, the Fund accrued $412,956, which is payable to financial intermediaries pursuant to the Rule 12b-1 plan.

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECMEBER 31, 2006

4. INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

5. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes--an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of the Interpretation must be incorporated no later than the last day on which a NAV is calculated preceding the Fund's 2007 semi-annual report, June 29, 2007. Management continues to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

In addition, in September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

6. TAX INFORMATION - (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to the Fund's distributions for its fiscal year ended December 31, 2006:

State Street Equity 500 Index Fund had 100% of 2006 ordinary dividends paid qualify for the corporate dividends received deduction. 100% of these distributions have also met the requirements needed to be considered qualified dividends under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Institutional Investment Trust and Shareholders of State Street Equity 500 Index Fund:

We have audited the accompanying statement of assets and liabilities of the State Street Equity 500 Index Fund (one of the funds constituting State Street Institutional Investment Trust) (the Fund) as of December 31, 2006, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Fund of the State Street Institutional Investment Trust at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                       (ERNST & YOUNG LLP)

Boston, Massachusetts
February 22, 2007

STATE STREET EQUITY 500 INDEX FUND
DECEMBER 31, 2006

GENERAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Fund. A description of the policies and procedures is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

ADVISORY AGREEMENT RENEWAL

The Board of Trustees of the Trust met on November 30, 2006 (the "Meeting") to consider the renewal of the investment advisory agreement for the Fund (the "Advisory Agreement"). In preparation for considering the Advisory Agreement, the Trustees had thoroughly reviewed the renewal materials provided by the Adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the SSgA Funds Management, Inc. (the "Adviser") under the Advisory Agreement,
(ii) the investment performance of the Fund, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser's responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Fund, which is a feeder index fund in a master-feeder structure. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Fund, and the responsibilities of the latter with respect to the Fund. They also considered the resources, operational structures and practices of the Adviser in managing the Fund's investments, in monitoring and securing the Fund's compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.6 trillion in assets under management as of September 30, 2006. They reviewed information regarding State Street's business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of index products is exceptional. As discussed more fully below, they also determined that the advisory fee for the Fund was fair and reasonable and that their performance and expense ratios were satisfactory. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Funds and indirectly to the Funds were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Trustees noted that, in view of the investment objective of the Fund, the investment performance was satisfactory. The Trustees noted that the performance of the Fund in absolute terms was not of the importance that normally attaches to that of actively-managed funds. Of more importance to the Trustees was the extent to which the Fund achieved its objective of replicating, before expenses, the total return of the S&P 500 Index. Drawing upon information provided at the Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Fund had in fact

STATE STREET EQUITY 500 INDEX FUND
DECEMBER 31, 2006

tracked the index within an acceptable range of tracking error. Accordingly, they concluded that the performance of the Fund was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Fund individually, and on an aggregate basis, for the year ended September 30, 2006. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser's and State Street's relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Fund's advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that that the Fund's advisory fee and total expense ratio were in all cases lower (except one class with respect to overall expense ratio) than the average for the respective peer group. The Trustees concluded that the data available provided confirmation of the reasonableness of the Adviser's fee. The Trustees noted that the Adviser does not receive any advisory fee from the Fund so long as the Fund invests substantially all of its assets in a master portfolio or in another investment company. The Board determined that the Adviser's fee was fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser's affiliates may benefit from the Trust' relationship with State Street as fund administrator, custodian and transfer agent and the Funds' use of State Street Global Markets to perform certain brokerage services. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Fund's brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

The Board also considered the extent to which economies of scale may be realized by the Fund as assets grow and whether the Fund's fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Fund by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures.

STATE STREET EQUITY 500 INDEX FUND
TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED).

The table below includes information about the Trustees and Executive Officers of the State Street Institutional Investment Trust, including their:

          business addresses and ages;
          principal occupations during the past five years; and other directorships of publicly traded companies or funds.

As of December 31, 2006, none of the Trustees were considered to be an "interested person" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the "Independent Trustees").

                                                                                                      NUMBER OF
                                                                                                    FUNDS IN FUND       OTHER
NAME, ADDRESS,              POSITION(S)   TERM OF OFFICE                                               COMPLEX      DIRECTORSHIPS
AND DATE OF BIRTH            HELD WITH     AND LENGTH OF             PRINCIPAL OCCUPATION            OVERSEEN BY       HELD BY
("DOB")                        TRUST        TIME SERVED             DURING PAST FIVE YEARS             TRUSTEE*        TRUSTEE
-----------------           -----------  ----------------  ---------------------------------------  -------------  ---------------
INDEPENDENT TRUSTEES

Michael F. Holland          Trustee and  Term: Indefinite  Chairman, Holland & Company                    12       Trustee, State
Holland & Company, LLC      Chairman of  Elected: 2/00     L.L.C. (investment adviser) (1995 -                     Street Master
375 Park Avenue             the Board                      present).                                               Funds;
New York, NY 10152                                                                                                 Director, the
                                                                                                                   Holland Series
DOB: July 7, 1944                                                                                                  Fund, Inc.; and
                                                                                                                   Director, the
                                                                                                                   China Fund,
                                                                                                                   Inc.

William L. Boyan            Trustee      Term: Indefinite  Trustee of Old Mutual South Africa             12       Trustee, State
State Street Institutional               Elected: 2/00     Master Trust (investments) (1995 -                      Street Master
Investment Trust                                           present); Chairman emeritus,                            Funds; and
P.O. Box 5049                                              Children's Hospital (1984 - present);                   Trustee, Old
Boston, MA 02206                                           Director, Boston Plan For Excellence                    Mutual South
                                                           (non-profit) (1994 - present);                          Africa Master
DOB: January 20, 1937                                      President and Chief Operations                          Trust
                                                           Officer, John Hancock Mutual Life
                                                           Insurance Company (1959 - 1999).
                                                           Mr. Boyan retired in 1999.

Rina K. Spence              Trustee      Term: Indefinite  President of SpenceCare International          12       Trustee, State
7 Acacia Street                          Elected: 2/00     LLC (1998 - present); Member of the                     Street Master
Cambridge, MA 02138                                        Advisory Board, Ingenium Corp.                          Funds;
                                                           (technology company) (2001 -                            Director,
DOB: October 24, 1948                                      present); Chief Executive Officer,                      Berkshire Life
                                                           IEmily.com (internet company) (2000                     Insurance
                                                           - 2001); Chief Executive Officer of                     Company of
                                                           Consensus Pharmaceutical, Inc. (1998                    America; and
                                                           - 1999); Founder, President and Chief                   Director,
                                                           Executive Officer of Spence Center                      IEmily.com
                                                           for Women's Health (1994 - 1998);
                                                           Trustee, Eastern Enterprise (utilities)
                                                           (1988 - 2000).

Douglas T. Williams         Trustee      Term: Indefinite  Executive Vice President of Chase              12       Trustee, State
State Street Institutional               Elected: 2/00     Manhattan Bank (1987 - 1999). Mr.                       Street Master
Investment Trust                                           Williams retired in 1999.                               Funds
P.O. Box 5049
Boston, MA 02206

DOB: December 23, 1940

* The "Fund Complex" consists of six series of the Trust and six series of State Street Master Funds.

STATE STREET EQUITY 500 INDEX FUND
TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED).

                                                                                                      NUMBER OF
                                                                                                    FUNDS IN FUND       OTHER
NAME, ADDRESS,              POSITION(S)   TERM OF OFFICE                                               COMPLEX      DIRECTORSHIPS
AND DATE OF BIRTH            HELD WITH     AND LENGTH OF             PRINCIPAL OCCUPATION            OVERSEEN BY       HELD BY
("DOB")                        TRUST        TIME SERVED            DURING PAST FIVE YEARS*             TRUSTEE         TRUSTEE
-----------------           -----------  ----------------  ---------------------------------------  -------------  ---------------
EXECUTIVE OFFICERS

James E. Ross               President    Term: Indefinite  President, SSgA Funds Management, inc.         --              --
SSgA Funds                               Elected: 4/05     (2005 - present); Principal, SSgA
Management, Inc.                                           Funds Management, Inc. (2001 - 2005);
State Street Financial                                     Senior Managing Director, State Street
Center                                                     Global Advisors (March 2006 - present);
One Lincoln Street                                         Principal, State Street Global Advisers
Boston, MA 02111                                           (March 2000 - March 2006)

DOB: June 24, 1965

Gary L. French              Treasurer    Term: Indefinite  Senior Vice President of State Street          --              --
State Street Bank and                    Elected: 5/05     Bank and Trust Company (2002 -
Trust Company                                              present); Managing Director, Deutsch
2 Avenue de Lafayette                                      Bank (incitsing predecessor, Scudder
Boston, MA 02111                                           Investments) Fund Operations Unit
                                                           (2001-2002); President, UAM Fund
                                                           Services (1995 to 2001).

DOB: July 4, 1951

Karen Jacoppo-Wood          Secretary    Term: Indefinite  Vice President and Managing Counsel            --              --
State Street Bank and                    Elected: 11/06    of State Street Bank and Trust Company
Trust Company                                              (2006 - present); Counsel, Pioneer
2 Avenue de Lafayette                                      Investment Management USA Inc. (2004 to
Boston, MA 02111                                           2006); Vice President and Counsel of
                                                           State Street Bank and Trust Company
                                                           (2002-2004).

DOB: December 29, 1966

Peter A. Ambrosini          Chief        Term: Indefinite  Senior Principal and Chief Compliance          --              --
SSgA Funds                  Compliance   Elected: 5/04     and Risk Management Officer, SSgA Funds
Management, Inc.            Officer                        Management, Inc. and State Street
State Street Financial                                     Global Advisors (2001-present)
Center                                                     Managing Director,
One Lincoln Street                                         PricewaterhouseCoopers LLP (1986- 2001).
Boston, MA 02111

DOB: December 17, 1943

* Each officer may have served in various other capacities for the same organization during the length of time served.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET EQUITY 500 INDEX FUND
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                     STATE STREET EQUITY 500 INDEX PORTFOLIO

                                  ANNUAL REPORT

                                DECEMBER 31, 2006

STATE STREET EQUITY 500 INDEX PORTFOLIO

MANAGEMENT DISCUSSION OF FUND PERFORMANCE AND ANALYSIS, YEAR ENDING 12/31/2006

The State Street Equity 500 Index Portfolio's (the "Portfolio") investment objective is to replicate as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R) Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500(R) Index. The S&P 500(R) Index is a well-known unmanaged stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. For the year ended December 31, 2006, the Portfolio gained 15.75%. For the same period, the S&P 500(R) Index gained 15.79%.

Global financial markets closed out the year 2006 with a stellar fourth quarter. Stocks rallied consistently through the period, and bonds generated positive returns before retreating a bit in December. After soft activity data boosted government debt at the end of November, yields rose steadily into the end of the year as employment and wages continued to climb. Fresh inflation data came in mixed, but core measures remained well above the 2% level deemed comfortable by the Federal Reserve. With inflation risks still prominent in official comments, futures traders pushed the expected arrival date for a cut in fed funds beyond the first quarter of 2007. Equities showed scant concern about any delay in accommodation, as a flurry of takeover activity reflected buoyant liquidity conditions and kept sentiment bullish. Announced transactions for Equity Office Properties and copper giant Phelps Dodge made headlines in November, while a buyout of real estate services firm Realogy and an increased bid for benefit manager Caremark highlighted December dealings.

With enthusiasm for stocks resilient through December, the Dow Jones Industrial Average(R) achieved a string of record highs, ending 2006 just below 12,500. As for the S&P 500(R) Index, December marked its seventh consecutive month in positive territory; its only negative month during 2006 came back in May. The S&P 500(R) Index returned 1.40% for December, 6.70% for the fourth quarter, and 15.79% for the whole of 2006. Tracking the S&P 500(R) Index closely, the Russell 1000(R) Index added 1.28% in December, 6.95% during the fourth quarter, and 15.46% for the entire year.

Smaller stocks raced forward at the start of 2006, but their road turned rougher after policy uncertainty sparked a correction in May. Even though broad market strength helped the Russell 2000(R) Index to finish 2006 at a record high, the popular small-company benchmark only eked out a 0.33% gain for December. Its earlier strength, however, lifted the Russell 2000(R) Index to an 8.90% return for the fourth quarter and an 18.37% result for the entire year. Still, budding relative strength in larger company stocks took a visible toll on the S&P 400(R) Index of mid cap stocks and the small cap S&P 600(R) Index, both of which slipped slightly in December and underperformed the S&P 500(R) Index for all of 2006. Although the S&P 400(R) Index returned 6.99% for the fourth quarter, it ended the year with a barely double-digit gain of 10.32%. The S&P 600(R) Index gained 7.84% in the fourth quarter and 15.12% for the full year.

Signs of recovery in large cap themes did little for the relative performance of growth-oriented stocks, as fresh strength in financial issues boosted value benchmarks. Banks and brokers, shaking off the challenges of an inverted yield curve, continued to benefit from fee-driven businesses. Although growth plays showed some flashes of brilliance in the second half of 2006, they still had a relatively rough year. The Russell 1000(R) Growth Index added 0.34% for December, 5.93% for the fourth quarter, and 9.07% for the whole of 2006. But the Russell 1000(R) Value Index gained 2.24% in December, 8.00% for the fourth quarter, and 22.25% for the year as a whole.

The strong positive trends for equities in 2006 meant gains across all sectors, but there were clear leaders and laggards. The telecommunications services group was the full-year winner. Solid dividends, stable cash flow, and the prospective consolidation of BellSouth into AT&T helped the sector recover from several years of sluggish performance. Telecom was also the leading group in December, but its gain for the full fourth quarter was more middle-of-the-pack. Energy was the second best performer in 2006 even though oil prices stabilized in the second half, their average level through the year was easily high enough to bring gushing profits to energy firms. Energy also shone in the fourth quarter, rebounding from a third-quarter drubbing, but the same warm weather that pressured fuel prices made energy stocks the weakest group in December.

The top sector performer for the fourth quarter was the materials group, which used its December return to lift its three-month result to double digits. Fresh gains in metals names and renewed interest in chemicals were major contributing factors. For all of 2006, materials as well as Consumer discretionary also outperformed the S&P 500(R) Index. Despite tough times in housing and retailing, resurgence of shares in many mainstream media concerns gave the discretionary sector a solid boost during 2006.

The weakest sectors in 2006, ironically enough, were two traditional growth areas: health care and information technology. They were the only S&P 500(R) Index sectors to languish in single digits. Both also lagged the benchmark in December and for the fourth quarter. Although there were numerous companies in these sectors that did demonstrate impressive growth in profits and prospects, others confronted challenging competition, and some option incentive schemes were subjected to increased scrutiny. Health care services firms and semiconductor companies were among the more vulnerable.

The largest contributor to return for 2006 was energy firm Exxon Mobil Corp, also the largest holding in the benchmark. Cisco Systems and AT&T were also large contributors. The largest detractors to return were three firms intimately connected to the internet and technology world. Intel, Yahoo, and eBay all suffered double digit losses.

The best individual performing security in the S&P 500(R) Index for the year 2006 was Allegheny Technologies. Other notable contributors were Terex and NVIDIA. Whole Foods Market posted the worst return for the year in the S&P 500(R) Index followed by Apollo Group and ADC Telecommunications.

STATE STREET EQUITY 500 INDEX PORTFOLIO

GROWTH OF A $10,000 INVESTMENT (A)

                               (PERFORMANCE GRAPH)

INVESTMENT PERFORMANCE (A)

For the Year Ended December 31, 2006

                                                                         Total Return
                             Total Return        Total Return      Average Annualized Since
                            One Year Ended     Five Years Ended   Commencement of Operations
                          December 31, 2006   December 31, 2006         (March 1, 2000)
                          -----------------   -----------------   --------------------------
State Street Equity 500
   Index Portfolio              15.75%              6.14%                    2.02%
S&P 500 (R) Index (b)           15.79%              6.19%                    2.20%

(a) Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that a partner's share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes.

(b) The Standard & Poor's 500 Composite Stock Price Index ("S&P 500 (R) Index") is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general.

STATE STREET EQUITY 500 INDEX PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2006 to December 31, 2006.

The table below illustrates your Portfolio's costs in two ways:

     BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of the Portfolio, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case-because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2006

                          BEGINNING           ENDING        EXPENSES PAID
                        ACCOUNT VALUE     ACCOUNT VALUE         DURING
                         JULY 1, 2006   DECEMBER 31, 2006      PERIOD *
                        -------------   -----------------   -------------
BASED ON ACTUAL
   PORTFOLIO RETURN       $1,000.00         $1,027.10           $0.24

BASED ON HYPOTHETICAL
   (5% RETURN BEFORE
   EXPENSES)              $1,000.00         $1,024.98           $0.23

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The annualized average weighted expense ratio as of December 31, 2006 was 0.045%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                                 DECEMBER 31, 2006
----------------------                                 -----------------
Common Stocks                                                 97.2%
Money Market Funds                                             2.5
U.S. Government Securities                                     0.2
Liabilities less cash and other assets                         0.1
                                                             -----
Total                                                        100.0%
                                                             =====

TOP FIVE SECTORS (EXCLUDING SHORT-TERM INVESTMENTS)*   DECEMBER 31, 2006
----------------------------------------------------   -----------------
Financials                                                   21.9%
Information Technology                                       14.4
Health Care                                                  11.6
Industrials                                                  10.6
Consumer Discretionary                                       10.5
                                                             ----
Total                                                        69.0%
                                                             ====

* As a percentage of net assets as of the date indicated. The Portfolio's composition may vary over time.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006

                                                             MARKET
                                                              VALUE
                                                 SHARES       (000)
                                               ---------   ----------
COMMON STOCKS -- 97.2%
CONSUMER DISCRETIONARY -- 10.5%
Amazon.Com, Inc. (a)                              65,208   $    2,573
Apollo Group, Inc. Class A (a)                    29,567        1,152
AutoNation, Inc. (a)                              30,237          645
AutoZone, Inc. (a)                                11,422        1,320
Bed Bath & Beyond, Inc. (a)                       59,201        2,256
Best Buy Co., Inc.                                84,650        4,164
Big Lots, Inc. (a)                                24,510          562
Black & Decker Corp.                              14,082        1,126
Brunswick Corp.                                   19,991          638
Carnival Corp.                                    93,213        4,572
CBS Corp. Class B                                163,615        5,102
Centex Corp.                                      25,855        1,455
Circuit City Stores, Inc.                         31,532          598
Clear Channel Communications, Inc.               103,193        3,667
Coach, Inc. (a)                                   77,242        3,318
Comcast Corp. Class A (a)                        441,651       18,695
D.R. Horton, Inc.                                 56,880        1,507
Darden Restaurants, Inc.                          29,706        1,193
Dillard's, Inc. Class A                           13,693          479
DIRECTV Group, Inc. (a)                          162,100        4,043
Dollar General Corp.                              64,322        1,033
Dow Jones & Co., Inc.                             12,569          478
Eastman Kodak Co.                                 61,027        1,574
eBay, Inc. (a)                                   243,697        7,328
EW Scripps Co. Class A                            18,055          902
Family Dollar Stores, Inc.                        33,168          973
Federated Department Stores, Inc.                113,240        4,318
Ford Motor Co. (a)                               401,099        3,012
Fortune Brands, Inc.                              31,265        2,670
Gannett Co., Inc.                                 50,094        3,029
Gap, Inc.                                        114,286        2,229
General Motors Corp.                             118,147        3,629
Genuine Parts Co.                                 35,606        1,689
Goodyear Tire & Rubber Co. (a)                    38,059          799
H&R Block, Inc.                                   69,033        1,591
Harley-Davidson, Inc.                             55,312        3,898
Harman International Industries, Inc.             13,943        1,393
Harrah's Entertainment, Inc.                      38,556        3,189
Hasbro, Inc.                                      33,195          905
Hilton Hotels Corp.                               81,798        2,855
Home Depot, Inc.                                 430,622       17,294
International Game Technology                     72,177        3,335
Interpublic Group of Cos., Inc. (a)               88,768        1,087
JC Penney & Co., Inc.                             47,336        3,662
Johnson Controls, Inc.                            41,725        3,585
Jones Apparel Group, Inc.                         24,054          804
KB HOME                                           15,914          816
Kohl's Corp. (a)                                  69,127        4,730
Leggett & Platt, Inc.                             38,373          917

                                                             MARKET
                                                              VALUE
                                                 SHARES       (000)
                                               ---------   ----------
Lennar Corp. Class A                              28,791   $    1,510
Limited Brands                                    71,194        2,060
Liz Claiborne, Inc.                               22,110          961
Lowe's Cos., Inc.                                324,557       10,110
Marriot International, Inc. Class A               71,406        3,407
Mattel, Inc.                                      81,695        1,851
McDonald's Corp.                                 260,413       11,544
McGraw-Hill, Inc.                                 74,259        5,051
Meredith Corp.                                     8,973          506
New York Times Co. Class A                        30,840          751
Newell Rubbermaid, Inc.                           57,904        1,676
News Corp. Class A                               496,345       10,661
NIKE, Inc. Class B                                39,839        3,945
Nordstrom, Inc.                                   47,327        2,335
Office Depot, Inc. (a)                            59,858        2,285
OfficeMax, Inc.                                   14,368          713
Omnicom Group, Inc.                               35,730        3,735
Pulte Homes, Inc.                                 45,012        1,491
Radioshack Corp.                                  28,742          482
Sears Holdings Corp. (a)                          17,607        2,957
Sherwin-Williams Co.                              23,645        1,503
Snap-On, Inc.                                     12,587          600
Stanley Works                                     16,186          814
Staples, Inc.                                    152,606        4,075
Starbucks Corp. (a)                              159,552        5,651
Starwood Hotels & Resorts Worldwide, Inc.         45,356        2,835
Target Corp.                                     182,425       10,407
Tiffany & Co.                                     30,159        1,183
Time Warner, Inc.                                845,437       18,414
TJX Cos., Inc.                                    93,610        2,670
Tribune Co.                                       40,281        1,240
Univision Communications, Inc. Class A (a)        53,184        1,884
V.F. Corp.                                        18,547        1,522
Viacom, Inc. Class B (a)                         147,967        6,071
Walt Disney Co.                                  436,355       14,954
Wendy's International, Inc.                       19,445          643
Whirlpool Corp.                                   16,314        1,354
Wyndham Worldwide Corp. (a)                       41,656        1,334
Yum! Brands, Inc.                                 56,301        3,310
                                                           ----------
                                                              291,284
                                                           ----------

CONSUMER STAPLES -- 9.0%
Altria Group, Inc.                               443,148       38,031
Anheuser-Busch Cos., Inc.                        163,576        8,048
Archer-Daniels-Midland Co.                       138,600        4,430
Avon Products, Inc.                               94,744        3,130
Brown-Forman Corp. Class B                        17,234        1,142
Campbell Soup Co.                                 45,335        1,763
Clorox Co.                                        31,410        2,015
Coca-Cola Co.                                    429,883       20,742
Coca-Cola Enterprises, Inc.                       58,182        1,188
Colgate-Palmolive Co.                            107,777        7,031
ConAgra Foods, Inc.                              108,384        2,926

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2006

                                                             MARKET
                                                              VALUE
                                                 SHARES       (000)
                                               ---------   ----------
CONSUMER STAPLES -- (CONTINUED)
Constellation Brands, Inc.
   Class A (a)                                    42,839   $    1,243
Costco Wholesale Corp.                            98,160        5,190
CVS Corp.                                        173,828        5,373
Dean Foods Co. (a)                                28,488        1,204
Estee Lauder Cos, Inc. Class A                    26,085        1,065
General Mills, Inc.                               72,098        4,153
H.J. Heinz Co.                                    70,540        3,175
Hershey Foods Corp.                               37,424        1,864
Kellogg Co.                                       51,894        2,598
Kimberly-Clark Corp.                              95,667        6,501
Kroger Co.                                       152,500        3,518
McCormick & Co., Inc.                             27,487        1,060
Molson Coors Brewing Co., Class B                  9,674          739
Pepsi Bottling Group, Inc.                        28,442          879
PepsiCo, Inc.                                    347,700       21,749
Procter & Gamble Co.                             669,257       43,013
Reynolds American, Inc.                           35,793        2,343
Safeway, Inc.                                     93,987        3,248
Sara Lee Corp.                                   159,220        2,712
SuperValu, Inc.                                   43,143        1,542
Sysco Corp.                                      129,690        4,767
Tyson Foods, Inc., Class A                        53,967          888
UST Corp.                                         33,653        1,959
Wal-Mart Stores, Inc.                            518,655       23,952
Walgreen Co.                                     214,277        9,833
Whole Foods Market, Inc.                          29,093        1,365
Wrigley Wm., Jr. Co.                              46,515        2,406
                                                           ----------
                                                              248,785
                                                           ----------

ENERGY -- 9.4%
Anadarko Petroleum Corp.                          96,412        4,196
Apache Corp.                                      69,248        4,606
Baker Hughes, Inc.                                67,398        5,032
BJ Services Co.                                   63,108        1,850
Chesapeake Energy Corp.                           88,050        2,558
ChevronTexaco Corp.                              461,642       33,944
ConocoPhillips                                   347,586       25,009
Devon Energy Corp.                                93,214        6,253
El Paso Corp.                                    145,854        2,229
EOG Resources, Inc.                               50,728        3,168
ExxonMobil Corp.                               1,232,334       94,434
Halliburton Co.                                  212,954        6,612
Hess Corp.                                        57,066        2,829
Kinder Morgan, Inc.                               22,209        2,349
Marathon Oil Corp.                                74,794        6,918
Murphy Oil Corp.                                  39,623        2,015
Nabors Industries, Ltd. (a)                       65,339        1,946
National Oilwell Varco, Inc. (a)                  36,416        2,228
Noble Corp.                                       28,613        2,179
Occidental Petroleum Corp.                       183,115        8,941
Rowan Cos., Inc.                                  23,312          774
Schlumberger, Ltd.                               249,997       15,790
Smith International, Inc.                         42,332        1,738

                                                             MARKET
                                                              VALUE
                                                 SHARES       (000)
                                               ---------   ----------
Sunoco, Inc.                                      25,642   $    1,599
Transocean, Inc. (a)                              61,904        5,007
Valero Energy Corp.                              127,305        6,513
Weatherford International Ltd. (a)                73,029        3,052
Williams Cos., Inc.                              126,532        3,305
XTO Energy, Inc.                                  77,341        3,639
                                                           ----------
                                                              260,713
                                                           ----------

FINANCIALS -- 21.9%
ACE, Ltd.                                         68,370        4,141
AFLAC, Inc.                                      103,444        4,758
Allstate Corp.                                   131,623        8,570
Ambac Financial Group, Inc.                       22,117        1,970
American Express Co.                             256,477       15,560
American International Group, Inc.               550,102       39,420
Ameriprise Financial, Inc.                        52,055        2,837
AON Corp.                                         66,231        2,341
Apartment Investment & Management Co.
   Class A                                        20,565        1,152
Archstone-Smith Trust                             46,242        2,692
Bank of America Corp.                            951,021       50,775
Bank of New York Co., Inc.                       161,084        6,342
BB&T Corp.                                       113,373        4,980
Bear Stearns Cos., Inc.                           25,379        4,131
Boston Properties, Inc.                           24,276        2,716
Capital One Financial Corp.                       86,384        6,636
CB Richard Ellis Group, Inc. Class A (a)          38,900        1,291
Charles Schwab Corp.                             215,277        4,163
Chicago Mercantile Exchange Holdings, Inc.         7,459        3,802
Chubb Corp.                                       87,049        4,606
Cincinnati Financial Corp.                        36,619        1,659
CIT Group, Inc.                                   42,131        2,350
Citigroup, Inc.                                1,040,542       57,958
Comerica, Inc.                                    33,939        1,992
Commerce Bancorp, Inc.                            38,423        1,355
Compass Bancshares, Inc.                          27,185        1,622
Countrywide Financial Corp.                      131,490        5,582
E*Trade Financial Corp. (a)                       89,682        2,011
Equity Office Properties Trust                    73,873        3,558
Equity Residential                                61,100        3,101
Fannie Mae                                       205,469       12,203
Federal Home Loan Mortgage Corp.                 146,803        9,968
Federated Investors, Inc. Class B                 18,160          613
Fidelity National Information Services, Inc.      34,498        1,383
Fifth Third Bancorp                              117,969        4,828
First Horizon National Corp.                      26,198        1,095
Franklin Resources, Inc.                          35,354        3,895
Genworth Financial, Inc. Class A                  96,501        3,301

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2006

                                                             MARKET
                                                              VALUE
                                                 SHARES       (000)
                                               ---------   ----------
FINANCIALS -- (CONTINUED)
Goldman Sachs Group, Inc.                         89,885   $   17,919
Hartford Financial Services Group, Inc.           67,089        6,260
Huntington Bancshares, Inc.                       50,711        1,204
J.P. Morgan Chase & Co.                          735,016       35,501
Janus Capital Group, Inc.                         45,056          973
KeyCorp                                           83,775        3,186
Kimco Realty Corp.                                47,843        2,151
Legg Mason, Inc.                                  27,686        2,632
Lehman Brothers Holdings, Inc.                   113,292        8,850
Lincoln National Corp.                            59,782        3,970
Loews Corp.                                       96,944        4,020
M & T Bank Corp.                                  16,052        1,961
Marsh & McLennan Cos., Inc.                      116,800        3,581
Marshall & Ilsley Corp.                           53,960        2,596
MBIA, Inc.                                        28,847        2,108
Mellon Financial Corp.                            86,595        3,650
Merrill Lynch & Co., Inc.                        187,113       17,420
MetLife, Inc.                                    161,409        9,525
MGIC Investment Corp.                             18,418        1,152
Moody's Corp.                                     49,487        3,418
Morgan Stanley                                   223,352       18,188
National City Corp.                              133,791        4,891
Northern Trust Corp.                              38,964        2,365
Plum Creek Timber Co., Inc.                       38,698        1,542
PNC Financial Services Group, Inc.                62,042        4,594
Principal Financial Group, Inc.                   56,228        3,301
Progressive Corp.                                161,699        3,916
ProLogis                                          51,362        3,121
Prudential Financial, Inc.                       100,521        8,631
Public Storage, Inc.                              25,680        2,504
Realogy Corp. (a)                                 43,639        1,323
Regions Financial Corp.                          153,917        5,756
SAFECO Corp.                                      21,841        1,366
Simon Property Group, Inc.                        46,909        4,751
SLM Corp.                                         85,313        4,161
Sovereign Bancorp, Inc.                           73,343        1,862
St. Paul Travelers Cos., Inc.                    145,882        7,832
State Street Corp. (b)                            69,744        4,704
SunTrust Banks, Inc.                              76,113        6,428
Synovus Financial Corp.                           67,819        2,091
T. Rowe Price Group, Inc.                         55,753        2,440
Torchmark Corp.                                   20,742        1,323
U.S. Bancorp                                     370,737       13,417
UnumProvident Corp.                               70,362        1,462
Vornado Realty Trust                              27,180        3,302
Wachovia Corp.                                   403,744       22,993
Washington Mutual, Inc.                          199,150        9,059
Wells Fargo Co.                                  714,949       25,424
Western Union Co.                                162,410        3,641
XL Capital, Ltd. Class A                          37,851        2,726

                                                              MARKET
                                                              VALUE
                                                 SHARES       (000)
                                               ---------   ----------
Zions Bancorp                                     22,290   $    1,838
                                                           ----------
                                                              604,386
                                                           ----------

HEALTH CARE -- 11.6%
Abbott Laboratories                              325,078       15,835
Aetna, Inc.                                      110,591        4,775
Allergan, Inc.                                    32,090        3,842
AmerisourceBergen Corp.                           41,365        1,860
Amgen, Inc. (a)                                  247,049       16,876
Applera Corp. - Applied Biosystems Group          38,487        1,412
Barr Pharmaceuticals, Inc. (a)                    22,471        1,126
Bausch & Lomb, Inc.                               11,361          591
Baxter International, Inc.                       138,557        6,428
Becton, Dickinson & Co.                           51,991        3,647
Biogen Idec, Inc. (a)                             71,901        3,537
Biomet, Inc.                                      52,003        2,146
Boston Scientific Corp. (a)                      248,691        4,273
Bristol-Myers Squibb Co.                         417,718       10,994
C.R. Bard, Inc.                                   21,663        1,797
Cardinal Health, Inc.                             85,634        5,517
Caremark Rx, Inc.                                 90,090        5,145
Celgene Corp. (a)                                 79,000        4,545
CIGNA Corp.                                       21,763        2,863
Coventry Health Care, Inc. (a)                    33,705        1,687
Eli Lilly & Co.                                  208,848       10,881
Express Scripts, Inc. (a)                         29,091        2,083
Forest Laboratories, Inc. (a)                     66,417        3,361
Genzyme Corp. (a)                                 55,278        3,404
Gilead Sciences, Inc. (a)                         97,402        6,324
Health Management Associates, Inc. Class A        50,557        1,067
Hospira, Inc. (a)                                 32,339        1,086
Humana, Inc. (a)                                  34,534        1,910
IMS Health, Inc.                                  42,014        1,155
Johnson & Johnson                                613,981       40,535
King Pharmaceuticals, Inc. (a)                    50,093          798
Laboratory Corp. of America Holdings (a)          26,382        1,938
Manor Care, Inc.                                  14,700          690
McKesson Corp.                                    62,129        3,150
Medco Health Solutions, Inc. (a)                  62,067        3,317
MedImmune, Inc. (a)                               48,823        1,580
Medtronic, Inc.                                  243,962       13,054
Merck & Co., Inc.                                459,042       20,014
Millipore Corp. (a)                               10,763          717
Mylan Laboratories Inc.                           43,339          865
Patterson Cos., Inc. (a)                          29,591        1,051
Pfizer, Inc.                                   1,526,997       39,549
Quest Diagnostics, Inc.                           33,907        1,797
Schering-Plough Corp.                            314,004        7,423
St. Jude Medical, Inc. (a)                        74,428        2,721
Stryker Corp.                                     61,705        3,401
Tenet Healthcare Corp. (a)                        99,321          692
Thermo Electron Corp. (a)                         85,997        3,895

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2006

                                                             MARKET
                                                              VALUE
                                                 SHARES       (000)
                                               ---------   ----------
HEALTH CARE -- (CONTINUED)
UnitedHealth Group, Inc.                         284,559   $   15,289
Watson Pharmaceuticals, Inc. (a)                  22,071          575
Wellpoint, Inc. (a)                              131,688       10,363
Wyeth                                            284,221       14,473
Zimmer Holdings, Inc. (a)                         51,281        4,019
                                                           ----------
                                                              322,073
                                                           ----------

INDUSTRIALS -- 10.6%
3M Co.                                           155,982       12,156
Allied Waste Industries, Inc. (a)                 50,835          625
American Power Conversion Corp.                   36,779        1,125
American Standard Cos., Inc.                      37,436        1,716
Avery Dennison Corp.                              19,933        1,354
Boeing Co.                                       167,871       14,914
Burlington Northern Santa Fe Corp.                76,490        5,646
Caterpillar, Inc.                                137,003        8,402
Cintas Corp.                                      28,572        1,135
Cooper Industries, Ltd.                           19,182        1,735
CSX Corp.                                         92,941        3,200
Cummins, Inc.                                     11,508        1,360
Danaher Corp.                                     49,582        3,592
Deere & Co.                                       48,394        4,601
Dover Corp.                                       42,847        2,100
Eaton Corp.                                       32,077        2,410
Emerson Electric Co.                             169,008        7,452
Equifax, Inc.                                     26,852        1,090
FedEx Corp.                                       64,549        7,011
Fluor Corp.                                       18,164        1,483
General Dynamics Corp.                            85,678        6,370
General Electric Co.                           2,177,851       81,038
Goodrich Co.                                      25,837        1,177
Honeywell International, Inc.                    172,884        7,821
Illinois Tool Works, Inc.                         87,506        4,042
Ingersoll-Rand Co. Class A                        64,113        2,509
ITT Industries, Inc.                              38,526        2,189
L-3 Communications Holdings, Inc.                 25,281        2,068
Lockheed Martin Corp.                             75,007        6,906
Masco Corp.                                       83,337        2,489
Monster Worldwide, Inc. (a)                       26,276        1,226
Norfolk Southern Corp.                            83,334        4,191
Northrop Grumman Corp.                            71,806        4,861
PACCAR, Inc.                                      53,220        3,454
Pall Corp.                                        26,856          928
Parker-Hannifin Corp.                             25,303        1,945
Pitney Bowes, Inc.                                46,085        2,129
R.R. Donnelley & Sons Co.                         45,803        1,628
Raytheon Co.                                      93,511        4,937
Robert Half International, Inc.                   36,327        1,348
Rockwell Automation, Inc.                         37,236        2,274
Rockwell Collins, Inc.                            35,532        2,249

                                                             MARKET
                                                              VALUE
                                                 SHARES       (000)
                                               ---------   ----------
Ryder Systems, Inc.                               12,821   $      655
Southwest Airlines Co.                           166,660        2,553
Terex Corp. (a)                                   21,500        1,388
Textron, Inc.                                     27,058        2,537
Tyco International, Ltd.                         421,181       12,804
Union Pacific Corp.                               56,518        5,201
United Parcel Service, Inc. Class B              228,116       17,104
United Technologies Corp.                        213,583       13,353
W.W. Grainger, Inc.                               16,159        1,130
Waste Management, Inc.                           112,537        4,138
                                                           ----------
                                                              291,749
                                                           ----------

INFORMATION TECHNOLOGY -- 14.4%
ADC Telecommunications, Inc. (a)                  25,096          365
Adobe Systems, Inc. (a)                          122,225        5,026
Advanced Micro Devices, Inc. (a)                 116,605        2,373
Affiliated Computer Services, Inc.
   Class A (a)                                    24,679        1,205
Agilent Technologies, Inc. (a)                    86,267        3,006
Altera Corp. (a)                                  76,216        1,500
Analog Devices, Inc.                              75,095        2,468
Apple Computer, Inc. (a)                         179,554       15,233
Applied Materials, Inc.                          289,679        5,345
Autodesk, Inc. (a)                                48,583        1,966
Automatic Data Processing, Inc.                  117,306        5,777
Avaya, Inc. (a)                                   92,417        1,292
BMC Software, Inc. (a)                            44,771        1,442
Broadcom Corp. Class A (a)                        97,879        3,162
CA, Inc.                                          86,100        1,950
CIENA Corp. (a)                                   18,068          501
Cisco Systems, Inc. (a)                        1,282,397       35,048
Citrix Systems, Inc. (a)                          38,274        1,035
Cognizant Technology Solutions Corp. Class A      29,900        2,307
Computer Sciences Corp. (a)                       36,295        1,937
Compuware Corp. (a)                               78,803          656
Comverse Technology, Inc. (a)                     42,971          907
Convergys Corp. (a)                               28,696          682
Corning, Inc. (a)                                331,317        6,199
Dell, Inc. (a)                                   481,994       12,093
Electronic Arts, Inc. (a)                         63,803        3,213
Electronic Data Systems Corp.                    108,129        2,979
EMC Corp.                                        466,362        6,156
First Data Corp.                                 162,410        4,145
Fiserv, Inc. (a)                                  36,462        1,911
Google, Inc. Class A (a)                          45,351       20,883
Hewlett-Packard Co.                              577,631       23,793
IAC (a)                                           46,900        1,743
Intel Corp.                                    1,216,018       24,624
International Business Machines Corp.            318,025       30,896
Intuit, Inc. (a)                                  72,828        2,222

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2006

                                                             MARKET
                                                              VALUE
                                                 SHARES       (000)
                                               ---------   ----------
INFORMATION TECHNOLOGY -- (CONTINUED)
Jabil Circuit, Inc.                               37,335   $      917
Juniper Networks, Inc. (a)                       117,475        2,225
KLA-Tencor Corp.                                  41,996        2,089
Lexmark International Group, Inc.
   Class A (a)                                    21,769        1,593
Linear Technology Corp.                           63,875        1,937
LSI Logic Corp. (a)                               82,199          740
Maxim Integrated Products, Inc.                   67,368        2,063
Micron Technology, Inc. (a)                      159,715        2,230
Microsoft Corp.                                1,832,017       54,704
Molex, Inc.                                       29,603          936
Motorola, Inc.                                   509,619       10,478
National Semiconductor Corp.                      62,815        1,426
NCR Corp. (a)                                     38,303        1,638
Network Appliance, Inc. (a)                       78,313        3,076
Novell, Inc. (a)                                  69,067          428
Novellus Systems, Inc. (a)                        27,450          945
NVIDIA Corp. (a)                                  74,136        2,744
Oracle Corp. (a)                                 851,387       14,593
Paychex, Inc.                                     70,251        2,778
PerkinElmer, Inc.                                 27,340          608
PMC-Sierra, Inc. (a)                              43,362          291
QLogic Corp. (a)                                  34,395          754
QUALCOMM, Inc.                                   350,570       13,248
Sabre Holdings Corp. Class A                      28,511          909
SanDisk Corp. (a)                                 48,429        2,084
Sanmina-SCI Corp. (a)                            113,211          391
Solectron Corp. (a)                              187,819          605
Sun Microsystems, Inc. (a)                       735,209        3,985
Symantec Corp. (a)                               198,688        4,143
Symbol Technologies, Inc.                         52,353          782
Tektronix, Inc.                                   16,785          490
Tellabs, Inc. (a)                                 93,871          963
Teradyne, Inc. (a)                                41,522          621
Texas Instruments, Inc.                          314,217        9,049
Unisys Corp. (a)                                  73,007          572
VeriSign, Inc. (a)                                51,462        1,238
Waters Corp. (a)                                  21,925        1,074
Xerox Corp. (a)                                  206,489        3,500
Xilinx, Inc.                                      72,429        1,724
Yahoo!, Inc. (a)                                 262,402        6,702
                                                           ----------
                                                              397,313
                                                           ----------
MATERIALS -- 3.0%
Air Products & Chemicals, Inc.                    46,035        3,235
Alcoa, Inc.                                      180,719        5,423
Allegheny Technologies, Inc.                      21,296        1,931
Ashland, Inc.                                     13,322          922
Ball Corp.                                        21,739          948
Bemis Co., Inc.                                   21,698          737
Consol Energy, Inc.                               38,421        1,235
Dow Chemical Co.                                 204,034        8,149
E.I. Du Pont de Nemours & Co.                    195,949        9,545

                                                             MARKET
                                                              VALUE
                                                 SHARES       (000)
                                               ---------   ----------
Eastman Chemical Co.                              16,917   $    1,003
Ecolab, Inc.                                      38,344        1,733
Freeport-McMoRan Copper & Gold, Inc. Class B      40,644        2,265
Hercules, Inc. (a)                                24,773          478
International Flavors & Fragrances, Inc.          16,257          799
International Paper Co.                           94,457        3,221
MeadWestvaco Corp.                                37,708        1,134
Monsanto Co.                                     113,151        5,944
Newmont Mining Corp.                              94,339        4,259
Nucor Corp.                                       64,112        3,504
Pactiv Corp. (a)                                  29,855        1,066
Peabody Energy Corp.                              55,400        2,239
Phelps Dodge Corp.                                42,645        5,105
PPG Industries, Inc.                              34,599        2,222
Praxair, Inc.                                     67,634        4,013
Rohm & Haas Co.                                   29,991        1,533
Sealed Air Corp.                                  17,090        1,110
Sigma-Aldrich Corp.                               13,837        1,075
Temple-Inland, Inc.                               23,000        1,059
United States Steel Corp.                         26,183        1,915
Vulcan Materials Co.                              19,760        1,776
Weyerhaeuser Co.                                  49,587        3,503
                                                           ----------
                                                               83,081
                                                           ----------
TELECOMMUNICATION SERVICES -- 3.4%
ALLTEL Corp.                                      80,854        4,890
AT&T, Inc.                                       811,422       29,008
BellSouth Corp.                                  386,329       18,200
CenturyTel, Inc.                                  23,885        1,043
Citizens Communications Co.                       69,090          993
Embarq Corp.                                      31,143        1,637
JDS Uniphase Corp. (a)                            44,204          736
Qwest Communications International, Inc. (a)     332,980        2,787
Sprint Corp. (Fon Group)                         613,076       11,581
Verizon Communications, Inc.                     618,227       23,023
Windstream Corp.                                  99,356        1,413
                                                           ----------
                                                               95,311
                                                           ----------
UTILITIES -- 3.4%
AES Corp. (a)                                    138,351        3,049
Allegheny Energy, Inc. (a)                        34,008        1,561
Ameren Corp.                                      42,678        2,293
American Electric Power Co., Inc.                 82,514        3,513
CenterPoint Energy, Inc.                          64,100        1,063
CMS Energy Corp. (a)                              46,751          781
Consolidated Edison, Inc.                         54,385        2,614
Constellation Energy Group, Inc.                  37,222        2,563
Dominion Resources, Inc.                          74,121        6,214
DTE Energy Co.                                    37,063        1,794
Duke Energy Corp.                                266,428        8,848
Dynegy Inc. Class A (a)                           77,580          562
Edison International                              67,978        3,092

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2006

                                                             MARKET
                                                              VALUE
                                                 SHARES       (000)
                                               ---------   ----------
UTILITIES -- (CONTINUED)
Entergy Corp.                                     44,181   $    4,079
Exelon Corp.                                     142,321        8,808
FirstEnergy Corp.                                 69,031        4,163
FPL Group, Inc.                                   85,845        4,672
KeySpan Corp.                                     36,721        1,512
Nicor, Inc.                                        9,343          437
NiSource, Inc.                                    58,048        1,399
Peoples Energy Corp.                               8,157          364
PG&E Corp.                                        73,854        3,495
Pinnacle West Capital Corp.                       20,647        1,047
PPL Corp.                                         79,488        2,849
Progress Energy, Inc.                             52,576        2,580
Public Service Enterprise
   Group, Inc.                                    52,589        3,491
Questar Corp.                                     18,000        1,495
Sempra Energy                                     54,262        3,041
Southern Co.                                     154,849        5,708
TECO Energy, Inc.                                 43,414          748
TXU Corp.                                         96,201        5,215
Xcel Energy, Inc.                                 84,065        1,939
                                                           ----------
                                                               94,989
                                                           ----------
TOTAL COMMON STOCKS
   (Cost $1,689,558,213)                                    2,689,684
                                                           ----------

                                                  PAR
                                                 AMOUNT
                                                 (000)
                                               ---------
U.S. GOVERNMENT SECURITIES -- 0.2%
United States Treasury Bill
4.83% due 03/08/07 (c) (d)                     $   4,299        4,261
                                                           ----------
TOTAL U.S. GOVERNMENT SECURITIES
   (Cost $4,260,932)                                            4,261
                                                           ----------

                                                 SHARES
                                                 (000)
                                               ---------
MONEY MARKET FUNDS -- 2.5%
AIM Short Term Investment
   Prime Portfolio                                68,244       68,244
Federated Money Market
   Obligations Trust                                 526          526
                                               ---------   ----------
TOTAL MONEY MARKET FUNDS
   (Cost $68,770,218)                                          68,770
                                                           ----------
TOTAL INVESTMENTS -- 99.9%
   (identified cost $1,762,589,363)                        $2,762,715
OTHER ASSETS IN EXCESS OF LIABILITIES --0.1%                    3,981
                                                           ----------
NET ASSETS -- 100%                                         $2,766,696
                                                           ==========

(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c)  Rate represents annualized yield at date of purchase.

(d) Security held as collateral in relation to initial margin requirements on futures contracts.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006

                                  Number     Unrealized
                                   of       Appreciation
                                Contracts       (000)
                                ---------   ------------
Schedule of Futures
Contracts
S&P 500 Financial Futures
Contracts (long) Expiration
Date 03/2007                        1,070   $         12
                                            ------------
Total unrealized appreciation
on open futures contracts
purchased                                   $         12
                                            ============

AFFILIATE TABLE

                                                                                                                        Realized
                                                                                                        Income Earned     Gain
                                            Shares purchased   Shares sold for                          for the year   on shares
     Security       Number of shares held  for the year ended   the year ended  Number of shares held  ended 12/31/06     sold
    Description         at 12/31/2005           12/31/06           12/31/06          at 12/31/06            (000)        (000)
    -----------     ---------------------  ------------------  ---------------  ---------------------  --------------  ---------
State Street Corp.          70,325                1,419             2,000               69,744               $56          $42

                       See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
(Amounts in thousands)

ASSETS
Investments in unaffiliated issuers at market (identified cost $1,760,261)             $2,758,011
Investments in non-controlled affiliates at market (identified cost $2,328) (Note 4)        4,704
                                                                                       ----------
                                                                                        2,762,715
Receivables:
   Investment securities sold                                                                 421
   Dividends and interest                                                                   3,949
                                                                                       ----------
      Total assets                                                                      2,767,085
LIABILITIES
Payables:
   Daily variation margin on futures contracts                                                285
   Management fees (Note 4)                                                                   104
                                                                                       ----------
      Total liabilities                                                                       389
                                                                                       ----------
NET ASSETS                                                                             $2,766,696
                                                                                       ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006
(Amounts in thousands)

INVESTMENT INCOME
   Dividend income - unaffiliated issuers                                 $ 47,819
   Dividend income - non-controlled affiliated issuer                           56
   Interest                                                                  2,803
                                                                          --------
      Total Investment Income                                               50,678
                                                                          --------
EXPENSES
   Management fees (Note 4)                                    $  1,146
                                                               --------
      Total Expenses                                                         1,146
                                                                          --------
NET INVESTMENT INCOME                                                       49,532
                                                                          --------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments - unaffiliated issuers                             4,724
   Investments - non-controlled affiliated issuer                    42
   Futures contracts                                              5,128
                                                               --------
                                                                            9,894
Net change in net unrealized appreciation (depreciation) on:
   Investments                                                  317,818
   Futures contracts                                                778
                                                               --------
                                                                           318,596
                                                                          --------
Net realized and unrealized gain                                           328,490
                                                                          --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $378,022
                                                                          ========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                                      For the Year        For the Year
                                                                         Ended               Ended
                                                                   December 31, 2006   December 31, 2005
                                                                   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income                                              $   49,532          $   45,936
   Net realized gain (loss) on investments and futures contracts           9,894              (7,186)
   Net change in net unrealized appreciation (depreciation)              318,596              63,727
                                                                      ----------          ----------
      Net increase in net assets resulting from operations               378,022             102,477
                                                                      ----------          ----------
CAPITAL TRANSACTIONS
   Proceeds from contributions                                           310,574             278,352
   Contributions in-kind                                                   8,054                  --
   Fair value of withdrawals                                            (383,063)           (457,339)
   Withdrawals in-kind                                                        --            (237,848)
                                                                      ----------          ----------
   Net decrease in net assets from capital transactions                  (64,435)           (416,835)
                                                                      ----------          ----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS                              313,587            (314,358)
NET ASSETS
Beginning of period                                                    2,453,109           2,767,467
                                                                      ----------          ----------
End of period                                                         $2,766,696          $2,453,109
                                                                      ==========          ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                                 Year         Year         Year         Year         Year
                                                 Ended        Ended        Ended        Ended        Ended
                                               12/31/06     12/31/05     12/31/04     12/31/03     12/31/02
                                              ----------   ----------   ----------   ----------   ----------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (in thousands)   $2,766,696   $2,453,109   $2,767,467   $2,714,672   $1,992,548
   Ratios to average net assets:
      Operating expenses                           0.045%       0.045%       0.045%       0.045%       0.045%
      Net investment income                         1.94%        1.84%        1.97%        1.74%        1.57%
   Portfolio turnover rate*                           10%           8%           9%          12%          13%
   Total return (a)                                15.75%        4.87%       10.86%       28.62%      (22.16)%

----------
*    The portfolio turnover rate excludes in-kind security transactions.

(a) Results represent past performance and are not indicative of future results.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

1. ORGANIZATION

The State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises six investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At December 31, 2006, only the Portfolio and State Street Money Market Portfolio were in operation. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R) Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500(R) Index. The S&P 500(R) Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis for financial statement purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2006

when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. SECURITIES TRANSACTIONS

For the year ended December 31, 2006, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind contributions and withdrawals, aggregated to $237,271,572 and $269,069,491, respectively. The aggregate value of in-kind contributions and withdrawals were $8,053,539 and $0, respectively.

At December 31, 2006, the book cost of investments was $1,762,589,363 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $1,064,901,605 and $64,775,938, respectively, resulting in net appreciation of $1,000,125,667 for all securities as computed on a federal income tax basis.

The difference between book and tax cost amounts are primarily due to wash sale loss deferrals.

4. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of this investment at December 31, 2006 is listed in the Portfolio of Investments.

5. INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

6. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes--an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of the Interpretation must be incorporated no later than the last day

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2006

on which a NAV is calculated preceding the Portfolio's 2007 semi-annual report, June 29, 2007. Management continues to evaluate the application of the Interpretation to the Portfolio, and is not in a position at this time to estimate the significance of its impact, if any, on the Portfolio's financial statements.

In addition, in September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio's financial statement disclosures.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) (the Portfolio) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                        (ERNST & YOUNG LLP)

Boston, Massachusetts
February 22, 2007

STATE STREET EQUITY 500 INDEX PORTFOLIO

GENERAL INFORMATION (UNAUDITED)

DECEMBER 31, 2006

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

ADVISORY AGREEMENT RENEWAL

The Board of Trustees of the Trust met on November 30, 2006 (the "Meeting") to consider the renewal of the investment advisory agreement for the Portfolio (the "Advisory Agreement"). In preparation for considering the Advisory Agreement, the Trustees had thoroughly reviewed the renewal materials provided by the Adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the SSgA Funds Management, Inc. (the "Adviser") under the Advisory Agreement,
(ii) the investment performance of the Portfolio, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser's responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is an index fund. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolio's investments, in monitoring and securing the Portfolio's compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.6 trillion in assets under management as of September 30, 2006. They reviewed information regarding State Street's business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of index products is exceptional. As discussed more fully below, they also determined that the advisory fee for the Portfolio was fair and reasonable and that its performance and expense ratio was satisfactory. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the

STATE STREET EQUITY 500 INDEX PORTFOLIO

Portfolio was appropriate, had been of uniformly high quality, and could be expected to remain so.

The Trustees noted that, in view of the investment objective of the Portfolio, the investment performance was satisfactory. The Trustees noted that the performance of the Portfolio in absolute terms was not of the importance that normally attaches to that of actively-managed funds. Of more importance to the Trustees was the extent to which the Portfolio achieved its objective of replicating, before expenses, the total return of the S&P 500 Index. Drawing upon information provided at the Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Portfolio had in fact tracked the index within an acceptable range of tracking error. Accordingly, they concluded that the performance the Portfolio was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Portfolio individually, and on an aggregate basis, for the year ended September 30, 2006. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser's and State Street's relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Portfolio's advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that that the Portfolio's advisory fee and total expense ratio were lower than the average for its peer group. The Trustees concluded that the data available provided confirmation of the reasonableness of the Adviser's fee. The Board determined that the Adviser's fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser's affiliates may benefit from the Trust' relationship with State Street as fund administrator, custodian and transfer agent. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio's brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

The Board also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio's fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Portfolio by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures.

STATE STREET EQUITY 500 INDEX PORTFOLIO
TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED).

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

     business addresses and ages;
     principal occupations during the past five years; and other directorships of publicly traded companies or funds.

As of December 31, 2006, none of the Trustees were considered to be an "interested person" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the "Independent Trustees").

                                                                                    NUMBER OF
                                                                                    FUNDS IN
                        POSITION(S)   TERM OF OFFICE                              FUND COMPLEX
NAME, ADDRESS, AND       HELD WITH      AND LENGTH        PRINCIPAL OCCUPATION     OVERSEEN BY     OTHER DIRECTORSHIPS
DATE OF BIRTH ("DOB")      TRUST      OF TIME SERVED     DURING PAST FIVE YEARS     TRUSTEE*         HELD BY TRUSTEE
---------------------   -----------  ----------------  -------------------------  ------------  ------------------------
INDEPENDENT TRUSTEES

Michael F. Holland      Trustee and  Term: Indefinite  Chairman, Holland &             12       Trustee, State Street
Holland & Company,      Chairman of                    Company L.L.C.                           Institutional Investment
LLC                     the Board    Elected: 2/00     (investment adviser)                     Trust; Director, the
375 Park Avenue                                        (1995 - present).                        Holland Series Fund,
New York, NY 10152                                                                              Inc.; Director, the
                                                                                                China Fund, Inc.;
DOB: July 7, 1944                                                                               Chairman and Trustee,
                                                                                                Scottish Widows
                                                                                                Investment Partnership
                                                                                                Trust; and Director,
                                                                                                Reaves Utility Income
                                                                                                Fund

William L. Boyan        Trustee      Term: Indefinite  Trustee of Old Mutual           12       Trustee, State Street
State Street Master                                    South Africa Master Trust                Institutional Investment
Funds                                Elected: 2/00     (investments) (1995 -                    Trust; and Trustee, Old
P.O. Box 5049                                          present); Chairman                       Mutual South Africa
Boston, MA 02206                                       emeritus, Children's                     Master Trust
                                                       Hospital (1984 -
DOB: January 20, 1937                                  present); Director,
                                                       Boston Plan For
                                                       Excellence (non-profit)
                                                       (1994 - present);
                                                       President and Chief
                                                       Operations Officer, John
                                                       Hancock Mutual Life
                                                       Insurance Company (1959 -
                                                       1999). Mr. Boyan retired
                                                       in 1999.

Rina K. Spence          Trustee      Term: Indefinite  President of SpenceCare         12       Trustee, State Street
7 Acacia Street                                        International LLC (1998 -                Institutional Investment
Cambridge, MA 02138                  Elected: 2/00     present); Member of the                  Trust; Director,
                                                       Advisory Board, Ingenium                 Berkshire Life Insurance
DOB: October 24, 1948                                  Corp. (technology                        Company of America; and
                                                       company) (2001 -                         Director, IEmily.com
                                                       present); Chief Executive
                                                       Officer, IEmily.com
                                                       (internet company) (2000
                                                       - 2001); Chief Executive
                                                       Officer of Consensus
                                                       Pharmaceutical, Inc.
                                                       (1998 - 1999); Founder,
                                                       President and Chief
                                                       Executive Officer of
                                                       Spence Center for Women's
                                                       Health (1994 - 1998);
                                                       Trustee, Eastern
                                                       Enterprise (utilities)
                                                       (1988 - 2000).

Douglas T. Williams     Trustee      Term: Indefinite  Executive Vice President        12       Trustee, State Street
State Street Master                                    of Chase Manhattan Bank                  Institutional Investment
Funds                                Elected: 2/00     (1987 - 1999). Mr.                       Trust
P.O. Box 5049                                          Williams retired in 1999.
Boston, MA 02206

DOB: December 23, 1940

* The "Fund Complex" consists of six series of the Trust and six series of State Street Institutional Investment Trust.

STATE STREET EQUITY 500 INDEX PORTFOLIO
Trustees and Executive Officers (Unaudited).

                                                                                    NUMBER OF
                                                                                    FUNDS IN
                        POSITION(S)   TERM OF OFFICE                              FUND COMPLEX
NAME, ADDRESS, AND       HELD WITH      AND LENGTH        PRINCIPAL OCCUPATION     OVERSEEN BY     OTHER DIRECTORSHIPS
DATE OF BIRTH ("DOB")      TRUST      OF TIME SERVED    DURING PAST FIVE YEARS*      TRUSTEE         HELD BY TRUSTEE
---------------------   -----------  ----------------  -------------------------  ------------  ------------------------
EXECUTIVE OFFICERS

James E. Ross           President    Term: Indefinite  President, SSgA Funds           --                  --
SSgA Funds                                             Management, inc. (2005 -
Management, Inc.                     Elected: 4/05     present); Principal, SSgA
State Street Financial                                 Funds Management, Inc.
Center                                                 (2001 - 2005); Senior
One Lincoln Street                                     Managing Director, State
Boston, MA 02111                                       Street Global Advisors
                                                       (March 2006 - present);
DOB: June 24, 1965                                     Principal, State Street
                                                       Global Advisers (March
                                                       2000 - March 2006).

Gary L. French          Treasurer    Term: Indefinite  Senior Vice President of        --                  --
State Street Bank and                                  State Street Bank and
Trust Company                        Elected: 5/05     Trust Company (2002 -
2 Avenue de Lafayette                                  present); Managing
Boston, MA                                             Director, Deutsche
02111                                                  Bank(including its
                                                       predecessor, Scudder
DOB: July 4, 1951                                      Investments), Fund
                                                       Operations Unit
                                                       (2001-2002); President,
                                                       UAM Fund Services (1995
                                                       to 2001).

Karen Jacoppo-Wood      Secretary    Term: Indefinite  Vice President and              --                  --
State Street Bank and                                  Managing Counsel of State
Trust Company                        Elected: 11/06    Street Bank and Trust
2 Avenue de Lafayette                                  Company (2006 - present);
Boston, MA 02111                                       Counsel, Pioneer
                                                       Investment Management USA
DOB: December 29, 1966                                 Inc. (2004 to 2006); Vice
                                                       President and Counsel of
                                                       State Street Bank and
                                                       Trust Company
                                                       (2002-2004).

Peter A. Ambrosini      Chief        Term: Indefinite  Senior Principal and            --                  --
SSgA Funds              Compliance                     Chief Compliance and Risk
Management, Inc.        Officer      Elected: 5/04     Management Officer, SSgA
State Street Financial                                 Funds Management, Inc.
Center                                                 and State Street Global
One Lincoln Street                                     Advisors (2001-present);
Boston, MA 02111                                       Managing Director,
                                                       PricewaterhouseCoopers
DOB: December 17, 1943                                 LL (1986-2001).

* Each officer may have served in various other capacities for the same organization during the length of time served.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES

Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams

INVESTMENT ADVISER

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company
State Street Financial Cener
One Lincoln Street
Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL

Ropes & Gray LLP
One International Place
Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET EQUITY 500 INDEX PORTFOLIO

State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

                                  ANNUAL REPORT

                                DECEMBER 31, 2006

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

EXPENSE EXAMPLE

As a shareholder of the State Street Institutional Liquid Reserves Fund (the "Fund"), you incur ongoing costs, which include costs for administrative services and distribution (12b-1) fees, among others, in addition to the Fund's proportionate share of expenses of the State Street Money Market Portfolio. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2006 to December 31, 2006.

The table below illustrates your Fund's costs in two ways:

     BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period".

     BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Fund's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2006

                        Beginning         Ending      Expenses Paid
                      Account Value   Account Value       During
                          7/1/06         12/31/06        Period *
                      -------------   -------------   -------------
Based on Actual
   Fund Return          $1,000.00       $1,026.74         $0.61
Based on
   Hypothetical (5%
   return before        $1,000.00       $1,024.60         $0.61
   expenses)

* The calculations are based on expenses incurred in the most recent fiscal period of the Fund. The Fund's annualized average weighted expense ratio as of December 31, 2006 was 0.12%, which includes the Fund's proportionate share of the expenses of the State Street Money Market Portfolio. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

ASSETS
   Investment in State Street Money Market Portfolio, at value
      (identified cost $6,195,176,074) (Note 1)                   $6,195,176,074
   Receivable from adviser (Note 3)                                      243,081
   Prepaid expenses                                                        1,245
                                                                  --------------
      Total assets                                                 6,195,420,400
LIABILITIES
   Payables:
      Administration, custody and transfer agent fees (Note 3)            13,820
      Distribution fees (Note 3)                                         262,819
      Registration and filing fees                                       395,830
      Professional fees                                                   21,008
      Accrued expenses and other liabilities                               7,153
                                                                  --------------
         Total liabilities                                               700,630
                                                                  --------------
NET ASSETS                                                        $6,194,719,770
                                                                  ==============
NET ASSETS CONSIST OF:
   Paid-in capital                                                 6,194,717,114
   Undistributed net investment income                                     2,656
                                                                  --------------
NET ASSETS                                                        $6,194,719,770
                                                                  ==============
Shares of beneficial interest outstanding                          6,194,717,114
Offering, net asset value, and redemption price per share         $         1.00
                                                                  ==============

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

INCOME
   Interest income allocated from Portfolio (Note 2)         $231,156,655
   Expenses allocated from Portfolio (Note 3)                  (4,485,970)
                                                             ------------
                                                              226,670,685
                                                             ------------
EXPENSES
   Distribution fees (Note 3)                                   2,241,997
   Professional fees                                               17,034
   Administration and custody fees (Note 3)                        37,000
   Transfer agent fees (Note 3)                                    47,419
   Registration and filing fees                                   475,672
   Other expenses                                                  50,250
                                                             ------------
      Total Expenses                                            2,869,372
   Less: Fee reimbursements by investment adviser (Note 3)     (1,974,550)
                                                             ------------
      Total Net Expenses                                          894,822
                                                             ------------
NET INVESTMENT INCOME                                        $225,775,863
                                                             ------------

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                               For the             For the
                                                              Year Ended          Year Ended
                                                          December 31, 2006   December 31, 2005
                                                          -----------------   -----------------
INCREASE IN NET ASSETS RESULTING FROM:
OPERATIONS:
   Net investment income                                  $    225,775,863     $    26,457,473
   Net realized gain on investments                                     --               2,656
                                                          ----------------     ---------------
   Net increase in net assets resulting from operations        225,775,863          26,460,129
                                                          ----------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                      (225,775,863)        (26,457,473)
                                                          ----------------     ---------------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS
   Shares sold                                              16,772,257,102       8,537,642,570
   Reinvestment of distributions                               225,775,863          26,457,473
   Shares redeemed                                         (12,443,060,197)     (7,305,993,589)
                                                          ----------------     ---------------
      Net increase from capital share transactions           4,554,972,768       1,258,106,454
                                                          ----------------     ---------------
   Net increase in net assets                                4,554,972,768       1,258,109,110
NET ASSETS, BEGINNING OF PERIOD                              1,639,747,002         381,637,892
                                                          ----------------     ---------------
NET ASSETS, END OF PERIOD                                 $  6,194,719,770     $ 1,639,747,002
                                                          ================     ===============
CHANGES IN SHARES:
   Shares sold                                              16,772,257,102       8,537,642,570
   Reinvestment of distributions                               225,775,863          26,457,473
   Shares redeemed                                         (12,443,060,197)     (7,305,993,589)
                                                          ----------------     ---------------
      Net increase in shares                                 4,554,972,768       1,258,106,454
                                                          ================     ===============

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period:

                                                   YEAR          YEAR         PERIOD
                                                   ENDED        ENDED         ENDED
                                                12/31/2006    12/31/2005   12/31/2004*
                                                ----------   -----------   -----------
PER SHARE OPERATING PERFORMANCE (A):
NET ASSET VALUE, BEGINNING OF PERIOD            $   1.0000   $   1.0000    $ 1.0000
                                                ----------   ----------    --------
INVESTMENT OPERATIONS:
   Net investment income                            0.0496       0.0315      0.0066
                                                ----------   ----------    --------
   Gain (loss) on investments                           --       0.0000**        --
                                                ----------   ----------    --------
      Total from investment operations              0.0496       0.0315      0.0067
                                                ----------   ----------    --------
LESS DISTRIBUTIONS FROM:
Net investment income                              (0.0496)     (0.0315)    (0.0066)
                                                ----------   ----------    --------
NET ASSET VALUE, END OF PERIOD                  $   1.0000   $   1.0000    $ 1.0000
                                                ----------   ----------    --------
TOTAL RETURN (B)                                      5.07%        3.19%       0.66%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)        $6,194,720   $1,639,747    $381,638

Ratio of gross expenses to average net assets         0.17%        0.17%       0.23%***
Ratio of net expenses to average net assets           0.12%        0.14%       0.15%***
Ratio of net investment income
   to average net assets                              5.07%        3.30%       1.67%***
Voluntary expense reimbursement (c)                   0.03%        0.01%         --

----------
*    The Fund commenced operations on August 12, 2004.

**   Amount is less than $0.0001

***  Annualized.

(a) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Money Market Portfolio.

(b) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c) This voluntary expense reimbursement is reflected in both the net expense and the net income ratios shown above.

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

1. ORGANIZATION

State Street Institutional Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund and the State Street U.S. Government Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Institutional Liquid Reserves Fund (the "Fund"). The Fund is authorized to issue an unlimited number of shares, with no par value.

The Fund commenced operations on August 12, 2004. As of December 31, 2006, the Fund and the State Street Equity 500 Index Fund were the only series of the Trust that had commenced operations.

It is the policy of the Fund to maintain a stable net asset value per share of $1.00. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.

The Fund invests all of its investable assets in interests in the State Street Money Market Portfolio (the "Portfolio"), a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of the Portfolio are substantially similar to those of the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.97% at December 31, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION - The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Securities transactions are recorded on a trade date basis for financial statement purposes. Net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized gains and losses from security transactions consist of the Fund's pro-rata share of the Portfolio's realized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2006

DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The tax character of distributions paid to shareholders during the period ended December 31, 2006 and December 31, 2005 was $225,775,863 and $26,457,473 of ordinary income, respectively. At December 31, 2006, the components of distributable earnings on a tax basis were as follows: Undistributed ordinary income - $2,656.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

EXPENSE ALLOCATION: Certain expenses are applicable to multiple Funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

USE OF ESTIMATES: The Fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES

The Portfolio retains SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street"), as its investment adviser. For such investment advisory services, the Portfolio pays SSgA FM a fee at the annual rate of 0.10% of its average daily net assets. The Fund has also retained SSgA FM to serve as its investment adviser, but pays no advisory fee to SSgA FM as long as the Fund invests substantially all of its assets in the Portfolio or another investment company.

SSgA FM has contractually agreed to cap the total operating expenses of the Fund (not including the pass-through expenses of the Portfolio) on an annual basis at 0.05% of the Fund's average daily net assets until November 1, 2007. In addition, effective August 1, 2005, SSgA FM voluntarily agreed to cap the total operating expenses of the Fund (not including the pass-through expenses of the Portfolio) at 0.02% of the Fund's average daily net assets. This voluntary expense limitation may be revised or canceled at any

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2006

time without notice. For the year ended December 31, 2006, SSgA FM reimbursed the Fund $1,974,550 under these agreements.

State Street serves as the Fund's administrator and custodian. The Fund pays State Street annual fees of $25,000 for administration services and $12,000 for custody and accounting services.

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Fund compensates financial intermediaries in connection with the distribution of Fund shares and for services provided to the Fund's shareholders. The Fund made payments under the Rule 12b-1 Plan at an annual rate of 0.05% of average daily net assets. State Street Global Markets LLC, an affiliated company of State Street, is among the financial intermediaries who may receive fees from the Fund under the Rule 12b-1 Plan. For the year ended December 31, 2006, the Fund accrued $2,241,997, which is payable to State Street Global Markets LLC, for services provided to the Fund's shareholders.

4. INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

5.  NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes--an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of the Interpretation must be incorporated no later than the last day on which a NAV is calculated preceding the Fund's 2007 semi-annual report, June 29, 2007. Management continues to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

In addition, in September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2006

measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Institutional Investment Trust and Shareholders of State Street Institutional Liquid Reserves Fund:

We have audited the accompanying statement of assets and liabilities of the State Street Institutional Liquid Reserves Fund (one of the funds constituting State Street Institutional Investment Trust) (the Fund) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Institutional Liquid Reserves Fund of the State Street Institutional Trust at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                        (ERNST & YOUNG LLP)

Boston, Massachusetts
February 22, 2007

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
DECEMBER 31, 2006

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Fund. A description of the policies and procedures is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

ADVISORY AGREEMENT RENEWAL

The Board of Trustees of the Trust met on November 30, 2006 (the "Meeting") to consider the renewal of the investment advisory agreement for the Fund (the "Advisory Agreement"). In preparation for considering the Advisory Agreement, the Trustees had thoroughly reviewed the renewal materials provided by the Adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the SSgA Funds Management, Inc. (the "Adviser") under the Advisory Agreement,
(ii) the investment performance of the Fund, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser's responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Fund, which is a feeder money-market fund in a master-feeder structure. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
DECEMBER 31, 2006

and compliance operations relating to the investments of the Fund, and the responsibilities of the latter with respect to the Fund. They also considered the resources, operational structures and practices of the Adviser in managing the Fund's investments, in monitoring and securing the Fund's compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.6 trillion in assets under management as of September 30, 2006. They reviewed information regarding State Street's business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of money market products is exceptional. As discussed more fully below, they also determined that the advisory fee for the Fund was fair and reasonable and that its performance and expense ratio were satisfactory. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser indirectly to the Fund was appropriate, had been of uniformly high quality, and could be expected to remain so.

The Trustees noted that, in view of the investment objective of the Fund, the investment performance was satisfactory. The Trustees noted that materials provided by Lipper Inc. at the Meeting indicated that the Fund's performance had been above average for its Lipper peer group for the one-year and year-to-date periods ending September 30, 2006. Accordingly, they concluded that the performance of the Fund was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Fund individually, and on an aggregate basis, for the year ended September 30, 2006. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser's and State Street's relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Fund's advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that that the Fund's advisory fee and total expense ratio were lower than the average for the peer group. The Trustees concluded that the data available provided confirmation of the reasonableness of the Adviser's fees. The Trustees noted that the Adviser does not receive any advisory fees from the Fund so long as it invests substantially all of its assets in a master portfolio or in another investment company. The Trustees also considered that to help limit expenses of the Fund, the Adviser had reduced its advisory fee or otherwise reimbursed expenses for the Fund. The Board determined that the Adviser's fees were fair and reasonable.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
DECEMBER 31, 2006

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser's affiliates may benefit from the Trust's relationship with State Street as fund administrator and custodian. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Fund's brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

The Board also considered the extent to which economies of scale may be realized by the Fund as assets grow and whether the Fund's fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Fund by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures.

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED).

The table below includes information about the Trustees and Executive Officers of the State Street Institutional Investment Trust, including their:

          business addresses and ages;
          principal occupations during the past five years; and other directorships of publicly traded companies or funds.

As of December 31, 2006, none of the Trustees were considered to be an "interested person" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the "Independent Trustees").

                                                                                            NUMBER OF
                                                                                            FUNDS IN FUND
NAME, ADDRESS,               POSITION(S)   TERM OF OFFICE                                   COMPLEX
AND DATE OF BIRTH            HELD WITH     AND LENGTH OF      PRINCIPAL OCCUPATION          OVERSEEN BY     OTHER DIRECTORSHIPS HELD
("DOB")                      TRUST         TIME SERVED        DURING PAST FIVE YEARS        TRUSTEE*        BY TRUSTEE
-----------------            -----------   ----------------   ---------------------------   -------------   ------------------------
INDEPENDENT TRUSTEES

Michael F. Holland           Trustee and   Term: Indefinite   Chairman, Holland & Company   12              Trustee, State Street
Holland & Company,           Chairman of   Elected: 2/00      L.L.C. (investment adviser)                   Master Funds; Director,
LLC                          the Board                        (1995 - present).                             the Holland Series Fund,
375 Park Avenue                                                                                             Inc.; Director, the
New York, NY 10152                                                                                          China Fund, Inc.;
                                                                                                            Chairman and Trustee,
DOB: July 7, 1944                                                                                           Scottish Widows
                                                                                                            Investment Partnership
                                                                                                            Trust; and Director,
                                                                                                            Reaves Utility Income
                                                                                                            Fund

William L. Boyan             Trustee       Term: Indefinite   Trustee of Old Mutual South   12              Trustee, State Street
State Street Institutional                 Elected: 2/00      Africa Master Trust                           Master Funds; and
Investment Trust                                              (investments) (1995 -                         Trustee, Old Mutual
P.O. Box 5049                                                 present); Chairman                            South Africa Master
Boston, MA 02206                                              emeritus, Children's                          Trust
                                                              Hospital (1984 - present);
DOB: January 20, 1937                                         Director, Boston Plan For
                                                              Excellence (non-profit)
                                                              (1994 - present); President
                                                              and Chief Operations
                                                              Officer, John Hancock
                                                              Mutual Life Insurance
                                                              Company (1959 - 1999). Mr.
                                                              Boyan retired in 1999.

Rina K. Spence               Trustee       Term: Indefinite   President of SpenceCare       12              Trustee, State Street
7 Acacia Street                            Elected: 2/00      International LLC (1998 -                     Master Funds; Director,
Cambridge, MA 02138                                           present); Member of the                       Berkshire Life Insurance
                                                              Advisory Board, Ingenium                      Company of America; and
DOB: October 24, 1948                                         Corp. (technology company)                    Director, IEmily.com
                                                              (2001 - present); Chief
                                                              Executive Officer,
                                                              IEmily.com (internet
                                                              company) (2000 - 2001);
                                                              Chief Executive Officer of
                                                              Consensus Pharmaceutical,
                                                              Inc. (1998 - 1999);
                                                              Founder, President and
                                                              Chief Executive Officer of
                                                              Spence Center for Women's
                                                              Health (1994 - 1998);
                                                              Trustee, Eastern Enterprise
                                                              (utilities) (1988 - 2000).

Douglas T. Williams          Trustee       Term: Indefinite   Executive Vice President of   12              Trustee, State Street
State Street Institutional                 Elected: 2/00      Chase Manhattan Bank (1987                    Master Funds
Investment Trust                                              - 1999). Mr. Williams
P.O. Box 5049                                                 retired in 1999.
Boston, MA 02206

DOB: December 23, 1940

* The "Fund Complex" consists of six series of the Trust and six series of State Street Master Funds.

                                                                                            NUMBER OF
                                                                                            FUNDS IN FUND
NAME, ADDRESS,               POSITION(S)   TERM OF OFFICE                                   COMPLEX
AND DATE OF BIRTH            HELD WITH     AND LENGTH OF      PRINCIPAL OCCUPATION          OVERSEEN BY     OTHER DIRECTORSHIPS HELD
("DOB")                      TRUST         TIME SERVED        DURING PAST FIVE YEARS*       TRUSTEE         BY TRUSTEE
-----------------            -----------   ----------------   ---------------------------   -------------   ------------------------
EXECUTIVE OFFICERS

James E. Ross                President     Term: Indefinite   President, SSgA Funds         --              --
SSgA Funds                                 Elected: 4/05      Management, inc. (2005 -
Management, Inc.                                              present); Principal, SSgA
State Street Financial                                        Funds Management, Inc.
Center                                                        (2001 - 2005); Senior
One Lincoln Street                                            Managing Director, State
Boston, MA 02111                                              Street Global Advisors
                                                              (March 2006 - present);
DOB: June 24, 1965                                            Principal, State Street
                                                              Global Advisers (March 2000
                                                              - March 2006)

Gary L. French               Treasurer     Term: Indefinite   Senior Vice President State   --              --
State Street Bank and                      Elected: 5/05      Street of Bank and Trust
Trust Company                                                 Company (2002 - present);
2 Avenue de Lafayette                                         Managing Director, Deutsche
Boston, MA                                                    Bank (including its
02111                                                         predecessor, Scudder
                                                              Investments), Fund
DOB: July 4, 1951                                             Operations Unit
                                                              (2001-2002); President, UAM
                                                              Fund Services (1995 to
                                                              2001).

Karen Jacoppo-Wood           Secretary     Term: Indefinite   Vice President and Managing   --              --
State Street Bank and                      Elected: 11/06     Counsel of State Street
Trust Company                                                 Bank and Trust Company
2 Avenue de Lafayette                                         (2006 - present);
Boston, MA 02111                                              Counsel, Pioneer Investment
                                                              Management USA Inc. (2004
DOB: December 29, 1966                                        to 2006); Vice President
                                                              and Counsel of State Street
                                                              Bank and Trust Company
                                                              (2002-2004).

Peter A. Ambrosini           Chief         Term: Indefinite   Senior Principal and Chief    --              --
SSgA Funds                   Compliance    Elected: 5/04      Compliance and Risk
Management, Inc.             Officer                          Management Officer, SSgA
State Street Financial                                        Funds Management, Inc. and
Center                                                        State Street Global
One Lincoln Street                                            Advisors (2001-present);
Boston, MA 02111                                              Managing Director,
                                                              PricewaterhouseCoopers
DOB: December 17, 1943                                        LLP(1986- 2001).

* Each officer may have served in various other capacities for the same organization during the length of time served.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR AND CUSTODIAN
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02109

TRANSFER AGENT
ALPS Fund Services, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                       STATE STREET MONEY MARKET PORTFOLIO

                                  ANNUAL REPORT

                                DECEMBER 31, 2006

STATE STREET MONEY MARKET PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Money Market Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2006 to December 31, 2006.

The table below illustrates your Portfolio's costs in two ways:

          BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

          BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2006

                        BEGINNING         ENDING      EXPENSES PAID
                      ACCOUNT VALUE   ACCOUNT VALUE       DURING
                          7/1/06         12/31/06        PERIOD *
                      -------------   -------------   -------------
BASED ON ACTUAL
   PORTFOLIO RETURN     $1,000.00       $1,030.90         $0.51
BASED ON
   HYPOTHETICAL (5%
   RETURN BEFORE        $1,000.00       $1,024.70         $0.51
   EXPENSES)

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The Portfolio's annualized average weighted expense ratio as of December 31, 2006 was 0.100%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET MONEY MARKET PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*             DECEMBER 31, 2006
----------------------             -----------------
Yankee Certificates of Deposit            37.7%
Repurchase Agreements                     21.1
Commercial Paper                          16.3
Medium Term Notes                          8.9
Bank Note                                  6.3
Certificates of Deposit                    4.7
Euro Certificates of Deposit               2.8
Promissory Note                            1.6
Other assets less liabilities              0.6
                                         -----
Total                                    100.0%
                                         =====

MATURITY LADDER                    DECEMBER 31, 2006
---------------                    -----------------
3 Days                                    22.5%
4-90 Days                                 43.7
90+ Days                                  33.8
                                         -----
Total                                    100.0%
                                         =====
Average maturity                        40 Days

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2006

NAME OF ISSUER                                       INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                     RATE        DATE         AMOUNT          COST +
------------------                                   --------   ----------   ------------   --------------
COMMERCIAL PAPER -- 16.3%
ABCP CREDIT ARBITRAGE -- 6.3%
   Ormond Quay Funding LLC (a) (b)                    5.310%    02/28/2007   $200,000,000   $  199,990,427
   Surrey Funding Corp.                               5.250%    02/01/2007    194,089,000      193,211,556
                                                                                            --------------
                                                                                               393,201,983
                                                                                            --------------
ABCP HYBRID -- 1.2%
   Giro Balanced Funding                              5.340%    01/29/2007     49,000,000       48,799,154
   Scaldis Capital                                    5.230%    03/05/2007     25,000,000       24,771,188
                                                                                            --------------
                                                                                                73,570,342
                                                                                            --------------
ABCP RECEIVABLES AND SECURITIES -- 4.4%
   Beethoven Funding Corp.                            5.280%    01/25/2007    173,828,000      173,216,125
   Edison Asset Security                              5.310%    03/12/2007    100,000,000       98,985,000
                                                                                            --------------
                                                                                               272,201,125
                                                                                            --------------
BANK DOMESTIC -- 2.4%
   Bank of America Corp.                              5.320%    02/07/2007    150,000,000      149,191,396
                                                                                            --------------
BANK FOREIGN -- 0.8%
   Macquarie Bank Ltd. (a) (b)                        5.330%    07/20/2007     50,000,000       49,997,260
                                                                                            --------------
FINANCE CAPTIVE CONSUMER -- 1.2%
   General Electric Capital Corp.                     5.310%    03/12/2007     75,000,000       74,238,750
                                                                                            --------------
TOTAL COMMERCIAL PAPER                                                                       1,012,400,856
                                                                                            --------------
CERTIFICATES OF DEPOSIT -- 4.7%
BANK DOMESTIC -- 4.7%
   Bank of America NA (a)                             5.315%    02/28/2007     50,000,000       50,000,000
   Citibank                                           5.295%    03/06/2007     52,000,000       52,000,000
   Citibank                                           5.295%    03/07/2007    123,000,000      123,000,000
   First Tenessee Bank                                5.320%    01/22/2007     55,000,000       54,999,683
   Washington Mutual Bank (a)                         5.330%    04/20/2007     10,000,000       10,000,000
                                                                                            --------------
TOTAL CERTIFICATES OF DEPOSIT                                                                  289,999,683
                                                                                            --------------
YANKEE CERTIFICATES OF DEPOSIT -- 37.7%
BANK FOREIGN -- 37.7%
   Abbey National Bank                                5.300%    06/15/2007    140,000,000      140,000,000
   Banco Bilbao Vizcaya NY                            5.315%    01/12/2007    180,000,000      180,000,271
   Barclays Bank PLC                                  5.310%    03/13/2007     50,000,000       50,000,000
   Barclays Bank PLC                                  5.310%    02/01/2007    100,000,000      100,000,000
   Barclays Bank PLC                                  5.320%    01/18/2007     60,000,000       60,000,000
   Barclays Bank PLC                                  5.330%    01/16/2007     69,000,000       69,000,000
   BNP Paribas NY (a)                                 5.310%    10/03/2007    100,000,000       99,985,041
   BNP Paribas NY Banch                               5.320%    02/14/2007     50,000,000       50,000,000
   BNP Paribas NY Branch                              5.340%    05/07/2007     75,000,000       75,000,000
   Canadian Imperial                                  5.375%    10/26/2007     35,000,000       34,995,879
   Caylon NY                                          5.260%    08/28/2007    100,000,000      100,000,000
   Dexia Credit Local SA (a)                          5.305%    09/28/2007    200,000,000      199,970,988
   Fortis Bank                                        4.730%    01/03/2007     50,000,000       49,997,512
   HBOS Treasury Services NY (a)                      5.310%    06/19/2007    100,000,000      100,000,000
   HBOS Treasury Services PLC                         5.400%    02/26/2007     50,000,000       50,000,000

                        See Notes to Financial Statements

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2006

NAME OF ISSUER                                       INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                     RATE        DATE         AMOUNT          COST +
------------------                                   --------   ----------   ------------   --------------
BANK FOREIGN -- (CONTINUED)
   Landesbank Hessen Thuringen                        5.310%    02/15/2007   $100,000,000   $  100,000,000
   Nordea Bank Finland PLC NY Branch                  5.350%    05/21/2007     25,750,000       25,729,663
   Royal Bank of Canada                               5.310%    02/15/2007    150,000,000      150,000,000
   Royal Bank Scotland (a)                            4.790%    01/03/2007     29,700,000       29,698,609
   Societe Generale NY (a)                            5.288%    06/20/2007     95,000,000       94,989,150
   Svenska Handelsbanken AB                           5.240%    02/28/2007     75,000,000       74,366,833
   Svenska Handelsbanken AB (a)                       5.290%    02/12/2007     50,000,000       49,998,859
   Svenska Handelsbanken AB (a) (b)                   5.320%    01/21/2008    100,000,000      100,000,000
   Toronto Dominion Bank                              5.430%    05/10/2007    100,000,000      100,001,721
   Toronto Dominion Bank                              5.505%    05/03/2007    100,000,000      100,001,626
   Unicredito Bank                                    5.315%    02/06/2007     75,000,000       75,000,000
   Unicredito Italiano Spa NY                         5.380%    02/12/2007     75,000,000       75,000,000
                                                                                            --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                         2,333,736,152
                                                                                            --------------
EURO CERTIFICATES OF DEPOSIT -- 2.8%
BANK FOREIGN -- 2.8%
   HBOS Treasury Services                             5.600%    06/19/2007     79,000,000       79,052,348
   Societe General Intl                               5.500%    02/07/2007     75,000,000       75,000,000
   Societe Generale                                   5.310%    04/19/2007     20,000,000       20,000,000
                                                                                            --------------
TOTAL EURO CERTIFICATES OF DEPOSIT                                                             174,052,348
                                                                                            --------------
BANK NOTES -- 6.3%
BANK DOMESTIC -- 6.3%
   American Express Bank FSB (a)                      5.320%    03/15/2007     40,000,000       40,000,000
   American Express Centurion Bank (a)                5.350%    10/18/2007    100,000,000      100,023,308
   American Express Credit Corp. (a)                  5.310%    01/09/2007     75,000,000       74,999,913
   Bank of America NA (a)                             5.315%    04/18/2007     50,000,000       50,000,000
   Marshall & Ilsley Bank (a)                         5.290%    03/07/2007     75,000,000       74,997,360
   National City Bank of Indiana (a)                  5.330%    04/04/2007     50,000,000       50,002,420
                                                                                            --------------
TOTAL BANK NOTES                                                                               390,023,001
                                                                                            --------------
MEDIUM TERM NOTES -- 8.9%
BANK DOMESTIC -- 1.1%
   American Express Co. (a)                           5.320%    01/20/2008     20,000,000       20,000,000
   JPMorgan Chase & Co. (a)                           5.320%    01/04/2008     50,000,000       50,000,000
                                                                                            --------------
                                                                                                70,000,000
                                                                                            --------------
BANK FOREIGN -- 6.6%
   Alliance & Leicester PLC (a) (b)                   5.330%    01/29/2008     35,000,000       35,000,000
   BNP Paribas (a) (b)                                5.345%    12/20/2007     25,000,000       25,000,000
   Caja de Ahorros y Monte de Piedad de Madrid (a)    5.369%    10/19/2007     30,000,000       30,000,000
   HBOS Treasury Services PLC (a)                     5.320%    01/11/2008     25,000,000       25,000,000
   National Australia Bank Ltd. (a) (b)               5.320%    01/07/2008     20,000,000       20,000,000
   Unicredito Italiano Bank Ireland (a)               5.360%    01/15/2008     15,000,000       15,000,000
   Westpac Banking Corp.                              5.240%    02/27/2007    100,000,000       99,170,333
   Westpac Banking Corp. (a) (b)                      5.430%    05/25/2007     45,000,000       45,016,592
   Westpac Banking Corp. (a) (b)                      5.330%    01/06/2008    100,000,000      100,000,000

                        See Notes to Financial Statements

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2006

NAME OF ISSUER                                       INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                     RATE        DATE         AMOUNT          COST +
------------------                                   --------   ----------   ------------   --------------
BANK FOREIGN -- (CONTINUED)
   Westpac Banking Corp. (a) (b)                      5.320%    01/18/2008   $ 15,000,000    $ 15,000,000
                                                                                             ------------
                                                                                              409,186,925
                                                                                             ------------
FINANCE CAPTIVE CONSUMER -- 1.2%
   Toyota Motor Credit Corp. (a)                      5.327%    07/02/2007     75,000,000      74,997,126
                                                                                             ------------
TOTAL MEDIUM TERM NOTES                                                                       554,184,051
                                                                                             ------------
PROMISSORY NOTE -- 1.6%

   Goldman Sachs Group, Inc. (a) (c)                  5.280%    09/07/2007    100,000,000     100,000,000
                                                                                             ------------
TOTAL PROMISSORY NOTE                                                                         100,000,000
                                                                                             ------------
REPURCHASE AGREEMENTS -- 21.1%
   ABN AMRO Inc. Tri Party Repo, dated 12/29/06
   (collateralized by Corporate Notes, 5.875% -
   8.375% due 06/01/07 - 10/15/35 valued at
   $79,557,557); proceeds $75,044,688                 5.363%    01/02/2007     75,000,000      75,000,000

   Bank of America Tri Party Repo, dated 12/29/06
   (collateralized by Federal National Mortgage
   Association, 5.000% due 07/01/35 valued at
   $214,200,000); proceeds $210,124,133               5.320%    01/02/2007    210,000,000     210,000,000

   Bear Stearns Tri Party Repo, dated 12/29/06
   (collateralized by Asset - Backed Securities,
   4.750% - 6.780% due 05/20/10 - 08/25/36 and
   Commercial Mortgage Obligations 0.130% - 6.730%
   due 08/25/20 - 11/25/46 valued at
   $153,000,980); proceeds $150,089,375               5.363%    01/02/2007    150,000,000     150,000,000

   Credit Suisse First Boston Tri Party Repo,
   dated 12/29/06 (collateralized by Corporate
   Notes, 0.875% - 8.000% due 12/15/14 - 12/15/16
   valued at $78,750,954); proceeds $75,044,688       5.363%    01/02/2007     75,000,000      75,000,000

   Deutsche Bank Tri Party Repo, dated 12/29/06
   (collateralized by Equity Securities, 2.000% -
   4.000% due 11/15/13 - 05/01/33, valued at
   $52,501,302); proceeds $50,029,958                 5.393%    01/02/2007     50,000,000      50,000,000

   Goldman Sachs Tri Party Repo, dated 12/29/06
   (collateralized by Commercial Paper due
   02/13/07 - 03/12/07 valued at $76,500,000);
   proceeds $75,044,833                               5.380%    01/02/2007     75,000,000      75,000,000

   Goldman Sachs Tri Party Repo, dated 12/29/06
   (collateralized by Federal Home Loan Mortgage
   Coporation, 5.670% - 5.770% due 08/15/30 -
   05/15/36 valued at $127,500,000); proceeds
   $125,074,167                                       5.340%    01/02/2007    125,000,000     125,000,000

   Lehman Brothers Tri Party Repo, dated 12/29/06
   (collateralized by Corporate Notes, 5.300% -
   5.500% due 11/16/11 - 07/22/15 valued at
   $122,402,781); proceeds $120,071,367               5.353%    01/02/2007    120,000,000     120,000,000

   Morgan Stanley Tri Party Repo, dated 12/29/06
   (collateralized by Corporte Notes, 1.500% -
   9.600% due 01/15/10 - 10/25/14 valued at
   $105,000,945); proceeds $100,060,417               5.438%    01/02/2007    100,000,000     100,000,000

                        See Notes to Financial Statements

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2006

NAME OF ISSUER                                       INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                     RATE        DATE         AMOUNT          COST +
------------------                                   --------   ----------   ------------   --------------
   Morgan Stanley Tri Party Repo, dated 12/29/06
   (collateralized by Federal National Mortgage
   Association, 4.500% - 5.500% due 07/01/18 -
   07/01/33 and Federal Home Loan Mortgage
   Corporation, 4.000%-7.000% due 12/01/13 -
   06/01/33 valued at $102,419,882); proceeds
   $100,059,111                                       5.320%    01/02/2007   $100,000,000   $  100,000,000

   UBS Warburg LLC Tri Party Repo, dated 12/29/06
   (collateralized by Federal National Mortgage
   Association, 5.250% due 06/15/08 valued at
   $109,004,329); proceeds $106,928,220               5.240%    01/02/2007    106,866,000      106,866,000

   UBS Warburg Tri Party Repo, dated 12/29/06
   (collateralized by Federal National Mortgage
   Association, 3.500% - 11.500% due 06/01/07 -
   12/01/36 valued at $122,401,144); proceeds
   $120,070,933                                       5.320%    01/02/2007    120,000,000      120,000,000
                                                                                            --------------
TOTAL REPURCHASE AGREEMENTS                                                                  1,306,866,000
                                                                                            --------------
TOTAL INVESTMENTS -- 99.4%                                                                   6,161,262,091
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%                                                   35,855,025
                                                                                            --------------
NET ASSETS -- 100.0%                                                                        $6,197,117,116
                                                                                            ==============

(a) Floating Rate Note- Interest rate shown is rate in effect at December 31, 2006.

(b) Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended ("1933 Act") or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered.

(c) Security subject to restrictions on resale that has been deemed by the Adviser to be illiquid. The Portfolio may not invest more than 10% of its net assets in illiquid securities. At December 31, 2006, this security represented 1.61% of net assets.

+    See Note 2 to the Notes to Financial Statements.

                        See Notes to Financial Statements

STATE STREET MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

ASSETS
Investments in unaffiliated issuers, at amortized cost (Note 2)   $4,854,396,091
Repurchase agreements (cost $1,306,866,000) (Note 2)               1,306,866,000
                                                                  --------------
                                                                   6,161,262,091
Cash                                                                       1,658
Receivables:
   Interest receivable                                                36,410,720
   Receivable from adviser (Note 3)                                      133,154
   Prepaid expenses                                                        1,197
                                                                  --------------
      Total assets                                                 6,197,808,820

LIABILITIES
Payables:
   Management fee (Note 3)                                               525,785
   Administration, custody and transfer agent fees (Note 3)              110,253
   Professional fees                                                      41,390
   Accrued expenses and other liabilities                                 14,276
                                                                  --------------
      Total Liabilities                                                  691,704
                                                                  --------------
NET ASSETS                                                        $6,197,117,116
                                                                  ==============

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

INVESTMENT INCOME
   Interest                                                   $231,183,007
                                                              ------------
EXPENSES
   Management fees (Note 3)                                      4,486,501
   Administration, custody and transfer agent fees (Note 3)        957,095
   Professional fees                                                45,397
   Trustees' fees                                                   63,734
   Printing fees                                                    22,045
   Other expenses                                                   61,691
                                                              ------------
      Total Expenses                                             5,636,463
   Less: Fee waivers/reimbursements by investment adviser
      (Note 3)                                                  (1,149,962)
                                                              ------------
      Total Net Expenses                                         4,486,501
                                                              ------------
NET INVESTMENT INCOME                                         $226,696,506
                                                              ------------

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                          For the Year        For the Year
                                                             Ended               Ended
                                                       December 31, 2006   December 31, 2005
                                                       -----------------   -----------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment income                                $    226,696,506    $    26,739,971
   Net realized gain on investments                                   --              2,656
                                                        ----------------    ---------------
      Net increase in net assets resulting from
         operations                                          226,696,506         26,742,627
                                                        ----------------    ---------------
CAPITAL TRANSACTIONS
   Proceeds from contributions                            16,774,127,323      8,537,558,832
   Fair value of withdrawals                             (12,443,577,980)    (7,306,145,697)
                                                        ----------------    ---------------
   Net increase in net assets from capital
      transactions                                         4,330,549,343      1,231,413,135
                                                        ----------------    ---------------
TOTAL NET INCREASE IN NET ASSETS                           4,557,245,849      1,258,155,762
NET ASSETS
Beginning of period                                        1,639,871,267        381,715,505
                                                        ----------------    ---------------
End of period                                           $  6,197,117,116    $ 1,639,871,267
                                                        ================    ===============

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                                 YEAR         YEAR         PERIOD
                                                 ENDED        ENDED        ENDED
                                              12/31/2006   12/31/2005   12/31/2004*
                                              ----------   ----------   -----------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (in thousands)   $6,197,117   $1,639,871   $381,716
   Ratios to average net assets:
      Gross operating expenses                      0.13%        0.14%      0.18%**
      Net operating expenses                        0.10%        0.10%      0.10%**
      Net investment income                         5.08%        3.33%      1.71%**
   Total return (a)                                 5.09%        3.31%      0.68%

----------
*    The Portfolio commenced operations on August 12, 2004.

**   Annualized.

(a) Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

1. ORGANIZATION

The State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises six investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Money Market Portfolio (the "Portfolio"). At December 31, 2006, only the Portfolio and State Street Equity 500 Index Portfolio were in operation. The Portfolio commenced operations on August 12, 2004. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to maximize current income to the extent consistent with the preservation of capital and liquidity by investing in dollar denominated securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis for financial statement purposes. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

At December 31, 2006, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

REPURCHASE AGREEMENTS: A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolio's transactions, is within seven days. The total amount received by the Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Portfolio is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Portfolio will seek to dispose of such securities; this action could involve costs or delays. The Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

EXPENSE ALLOCATION: Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly.

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES

The Portfolio has entered into an investment advisory agreement with SSgA FM. The Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser's services as investment adviser, the Portfolio pays the Adviser an annual fee of 0.10% of the Portfolio's average daily net assets. The Adviser has contractually agreed to cap the total operating expenses of the Portfolio at 0.10% of the Portfolio's average daily net assets until November 1, 2007. For the period ended December 31, 2006, SSgA FM reimbursed the Portfolio $1,134,158 under this agreement.

State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street's services as administrator, custodian and transfer agent, the Portfolio pays State Street an annual fee, accrued daily at the rate of 1/365th of the applicable fee rate described below and payable monthly, of the following annual percentages of the Portfolio's average daily net assets during the month as follows:

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

                                         Annual percentage of
Asset Levels                           average daily net assets
------------                          --------------------------
First $200 Million                                 0.04%
Next $200 Million                                  0.03
Thereafter                                         0.02

Minimum annual fee:
Assets of $500 million and less                $150,000
Assets of $500 million - $2 billion   $200,000 with 0.01% waiver

State Street has contractually agreed to waive 0.01% of its fees on an annual basis when the Portfolio's assets are between $500 million and $2 billion. For the period ended December 31, 2006, State Street waived $15,804 under this agreement.

Beginning February 1, 2007, the Trust will pay State Street an annual fee, accrued daily at the rate of 1/365th of the applicable fee rate described below and payable monthly, of the following annual percentages of the Trust's average aggregate daily net assets during the month as follows:

                                           Annual percentage of
Asset Levels                        average aggregate daily net assets
------------                        ----------------------------------
First $400 Million                                   0.03%
Thereafter                                           0.02

Minimum annual fee per portfolio:                $150,000

4. TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $20,000. Beginning with the fiscal year ending December 31, 2007, the Trust will pay each trustee an annual retainer of $30,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

5. INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust.

6. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes--an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of the Interpretation must be incorporated no later than the last day on which a NAV is calculated preceding the Portfolio's 2007 semi-annual report, June 29, 2007. Management continues to evaluate the application of the Interpretation to the Portfolio, and is not in a position at this time to estimate the significance of its impact, if any, on the Portfolio's financial statements.

In addition, in September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio's financial statement disclosures.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street Money Market Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the State Street Money Market Portfolio (one of the portfolios constituting State Street Master Funds) (the Portfolio) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Money Market Portfolio of State Street Master Funds at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                            (Ernst & Young LLP)

Boston, Massachusetts
February 22, 2007

STATE STREET MONEY MARKET PORTFOLIO
DECEMBER 31, 2006

GENERAL INFORMATION (UNAUDITED)
PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

ADVISORY AGREEMENT RENEWAL

The Board of Trustees of the Trust met on November 30, 2006 (the "Meeting") to consider the renewal of the investment advisory agreement for the Portfolio (the "Advisory Agreement"). In preparation for considering the Advisory Agreement, the Trustees had thoroughly reviewed the renewal materials provided by the Adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the SSgA Funds Management, Inc. (the "Adviser") under the Advisory Agreement,
(ii) the investment performance of the Portfolio, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser's responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is a money-market fund. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of the Adviser in managing the

STATE STREET MONEY MARKET PORTFOLIO
DECEMBER 31, 2006

Portfolio's investments, in monitoring and securing the Portfolio's compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.6 trillion in assets under management as of September 30, 2006. They reviewed information regarding State Street's business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of money market products is exceptional. As discussed more fully below, they also determined that the advisory fee for the Portfolio was fair and reasonable and that its performance and expense ratio were satisfactory. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio was appropriate, had been of uniformly high quality, and could be expected to remain so.

The Trustees noted that, in view of the investment objective of the Portfolio, the investment performance was satisfactory. The Trustees noted that materials provided by Lipper Inc. at the Meeting indicated that the Portfolio's performance had been above average for its Lipper peer group for the one-year and year-to-date periods ending September 30, 2006. Accordingly, they concluded that the performance of the Portfolio was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Portfolio individually, and on an aggregate basis, for the year ended September 30, 2006. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser's and State Street's relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Portfolio's advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that that the Portfolio's advisory fee and total expense ratio were lower than the average for the peer group. The Trustees concluded that the data available provided confirmation of the reasonableness of the Adviser's fee. The Trustees also considered that to help limit expenses of the Portfolio, the Adviser had reduced its advisory fee or otherwise reimbursed expenses for the Portfolio. The Board determined that the Adviser's fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser's affiliates may benefit from the Trust's relationship with State Street as fund administrator, custodian and transfer agent. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio's brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its

STATE STREET MONEY MARKET PORTFOLIO
DECEMBER 31, 2006

affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

The Board also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio's fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Portfolio by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED).

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

          business addresses and ages;
          principal occupations during the past five years; and other directorships of publicly traded companies or funds.

As of December 31, 2006, none of the Trustees were considered to be an "interested person" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the "Independent Trustees").

                                                                                    NUMBER OF
                                                                                    FUNDS IN
                        POSITION(S)   TERM OF OFFICE                              FUND COMPLEX
NAME, ADDRESS, AND       HELD WITH     AND LENGTH OF      PRINCIPAL OCCUPATION     OVERSEEN BY  OTHER DIRECTORSHIPS HELD
DATE OF BIRTH ("DOB")      TRUST        TIME SERVED      DURING PAST FIVE YEARS     TRUSTEE*            BY TRUSTEE
---------------------   -----------  ----------------  -------------------------  ------------  ------------------------
INDEPENDENT TRUSTEES

Michael F. Holland      Trustee and  Term: Indefinite  Chairman, Holland &             12       Trustee, State Street
Holland & Company,      Chairman of  Elected: 2/00     Company L.L.C.                           Institutional Investment
LLC                      the Board                     (investment adviser)                     Trust; Director, the
375 Park Avenue                                        (1995 - present).                        Holland Series Fund,
New York, NY 10152                                                                              Inc.; Director, the
                                                                                                China Fund, Inc.;
DOB: July 7, 1944                                                                               Chairman and Trustee,
                                                                                                Scottish Widows
                                                                                                Investment Partnership
                                                                                                Trust; and Director,
                                                                                                Reaves Utility Income
                                                                                                Fund

William L. Boyan        Trustee      Term: Indefinite  Trustee of Old Mutual           12       Trustee, State Street
State Street Master                  Elected: 2/00     South Africa Master Trust                Institutional Investment
Funds                                                  (investments) (1995 -                    Trust; and Trustee, Old
P.O. Box 5049                                          present); Chairman                       Mutual South Africa
Boston, MA 02206                                       emeritus, Children's                     Master Trust
                                                       Hospital (1984 -
DOB: January 20, 1937                                  present); Director,
                                                       Boston Plan For
                                                       Excellence (non-profit)
                                                       (1994 - present);
                                                       President and Chief
                                                       Operations Officer, John
                                                       Hancock Mutual Life
                                                       Insurance Company (1959 -
                                                       1999). Mr. Boyan retired
                                                       in 1999.

Rina K. Spence          Trustee      Term: Indefinite  President of SpenceCare         12       Trustee, State Street
7 Acacia Street                      Elected: 2/00     International LLC (1998 -                Institutional Investment
Cambridge, MA 02138                                    present); Member of the                  Trust; Director,
                                                       Advisory Board, Ingenium                 Berkshire Life Insurance
DOB: October 24, 1948                                  Corp. (technology                        Company of America; and
                                                       company) (2001 -                         Director, IEmily.com
                                                       present); Chief Executive
                                                       Officer, IEmily.com
                                                       (internet company) (2000
                                                       - 2001); Chief Executive
                                                       Officer of Consensus
                                                       Pharmaceutical, Inc.
                                                       (1998 - 1999); Founder,
                                                       President and Chief
                                                       Executive Officer of
                                                       Spence Center for Women's
                                                       Health (1994 - 1998);
                                                       Trustee, Eastern
                                                       Enterprise (utilities)
                                                       (1988 - 2000).

Douglas T. Williams     Trustee      Term: Indefinite  Executive Vice President        12       Trustee, State Street
State Street Master                  Elected: 2/00     of Chase Manhattan Bank                  Institutional Investment
Funds                                                  (1987 - 1999). Mr.                       Trust
P.O. Box 5049                                          Williams retired in 1999.
Boston, MA 02206

DOB: December 23, 1940

* The "Fund Complex" consists of six series of the Trust and six series of State Street Institutional Investment Trust.

                                                                                    NUMBER OF
                                                                                    FUNDS IN
                        POSITION(S)   TERM OF OFFICE                              FUND COMPLEX
NAME, ADDRESS, AND       HELD WITH     AND LENGTH OF      PRINCIPAL OCCUPATION     OVERSEEN BY  OTHER DIRECTORSHIPS HELD
DATE OF BIRTH ("DOB")      TRUST        TIME SERVED     DURING PAST FIVE YEARS*      TRUSTEE            BY TRUSTEE
---------------------   -----------  ----------------  -------------------------  ------------  ------------------------

EXECUTIVE OFFICERS

James E. Ross           President    Term: Indefinite  President, SSgA Funds           --                  --
SSgA Funds                           Elected: 4/05     Management, inc. (2005 -
Management, Inc.                                       present); Principal, SSgA
State Street Financial                                 Funds Management, Inc.
Center                                                 (2001 - 2005); Senior
One Lincoln Street                                     Managing Director, State
Boston, MA 02111                                       Street Global Advisors
                                                       (March 2006 - present);
DOB: June 24, 1965                                     Principal, State Street
                                                       Global Advisers (March
                                                       2000 - March 2006).

Gary L. French          Treasurer    Term: Indefinite  Senior Vice President of        --                  --
State Street Bank and                Elected: 5/05     State Street Bank and
Trust Company                                          Trust Company (2002 -
2 Avenue de Lafayette                                  present); Managing
Boston, MA 02111                                       Director, Deutsche
                                                       Bank (including its
DOB: July 4, 1951                                      predecessor, Scudder
                                                       Investments), Fund
                                                       Operations Unit
                                                       (2001-2002); President,
                                                       UAM Fund Services (1995
                                                       to 2001).

Karen Jacoppo-Wood      Secretary    Term: Indefinite  Vice President and              --                  --
State Street Bank and                Elected: 11/06    Managing Counsel of State
Trust Company                                          Street Bank and Trust
2 Avenue de Lafayette                                  Company (2006 - present);
Boston, MA 02111                                       Counsel, Pioneer
                                                       Investment Management USA
DOB: December 29, 1966                                 Inc. (2004 to 2006); Vice
                                                       President and Counsel of
                                                       State Street Bank and
                                                       Trust Company
                                                       (2002-2004).

Peter A. Ambrosini      Chief        Term: Indefinite  Senior Principal and            --                  --
SSgA Funds              Compliance   Elected: 5/04     Chief Compliance and Risk
Management, Inc.        Officer                        Management Officer, SSgA
State Street Financial                                 Funds Management, Inc.
Center                                                 and State Street Global
One Lincoln Street                                     Advisors (2001-present);
Boston, MA 02111                                       Managing Director,
                                                       PricewaterhouseCoopers
DOB: December 17, 1943                                 LLP(1986- 2001).

* Each officer may have served in various other capacities for the same organization during the length of time served.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET MONEY MARKET PORTFOLIO
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

ITEM 2. CODE OF ETHICS.

As of the end of the period, December 31, 2006, State Street Institutional Investment Trust (the "Trust" or "Registrant") has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Trust's principal executive officer and principal financial officer. The Trust has not made any amendments to its code of ethics during the covered period. The Trust has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the Trust's code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees (the "Board") has determined that the Trust has the following "audit committee financial experts" as defined in Item 3 of Form N-CSR serving on its Audit Committee: Messrs. Michael F. Holland, William L. Boyan and Douglas T. Williams and Ms. Rina K. Spence. Each of the audit committee financial experts is "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a)  Audit Fees

          For the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP ("E&Y"), the Trust's principal accountant, for the audit of the Trust's annual financial statements and services normally provided by E&Y in connection with the Trust's statutory and regulatory filings or engagement were $28,500 and $27,000, respectively.

     (b)  Audit-Related Fees

          For the fiscal years ended December 31, 2006 and December 31, 2005, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust's financial statements that were not reported under (a) of this Item.

     (c)  Tax Fees

          For the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $11,000 and $10,500, respectively. Such tax services included the review of income and excise tax returns for the Trust.

     (d)  All Other Fees

          For the fiscal years ended December 31, 2006 and December 31, 2005, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in (a) through (c).

          For the fiscal years ended December 31, 2006 and December 31, 2005, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to SSgA Funds Management, Inc. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Trust's audit committee.

     (e)(1) Audit Committee Pre-Approval Policies and Procedures

          The Trust's Audit Committee Charter states the following with respect to pre-approval procedures:

               "Pre-Approval Requirements. Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:

                    1. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; or

                    2. The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and
                         (2) not involve any delegation of the Audit Committee's responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

               De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

               Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.

               Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person)."

     (e)(2) Percentages of Services

          None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

     (f)  Not applicable.

     (g)  Total Fees Paid By Adviser and Certain Affiliates

          For the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $4,500,000 and $3,561,000, respectively.

     (h) E&Y notified the Trust's Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust's Audit Committee to consider whether such services were compatible with maintaining E&Y's independence.

ITEM 5. AUDIT COMMITTEES OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of Item 1 of the Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant does not have procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust's second fiscal quarter covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable to the Registrant.

(b) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STATE STREET INSTITUTIONAL INVESTMENT TRUST


By: /s/ James E. Ross
    ---------------------------------
    James E. Ross (Principal
    Executive Officer) President

Date: February 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ James E. Ross
    ---------------------------------
    James E. Ross (Principal
    Executive Officer) President

Date: February 23, 2007


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French (Principal
    Financial Officer) Treasurer

Date: February 23, 2007